As filed with the Securities and Exchange Commission on 23 April 1997

                                                        Registration No. 2-39272
                                                                       811-2162

                      Securities and Exchange Commission
                             Washington, DC  20549

                                   FORM N-4

Registration Statement Under the Securities Act of 1933                    [   ]

Pre-Effective Amendment No.                                                [   ]


Post-Effective Amendment No. 42                                            [ X ]

Registration Statement Under the                                           [ X ]
Investment Company Act of 1940
Amendment No. 13


                     General American Separate Account Two
                          (Exact Name of Registrant)

                    General American Life Insurance Company
                              (Name of Depositor)

                               700 Market Street
                              St. Louis, MO 63101
              (Address of Depositor's Principal Executive office)

Depositor's Telephone Number:  (314) 231-1700

                         Matthew P. McCauley, Esquire
                    General American Life Insurance Company
                               700 Market Street
                             St. Louis, MO  63101
                    (Name and address of Agent for Service)

                                   Copy to:

                           Stephen E. Roth, Esquire
                        Sutherland, Asbill, and Brennan
                         1275 Pennsylvania Ave., N.W.
                          Washington, DC  20004-2404

It is proposed that this filing will become effective (check appropriate space)

[   ]  immediately upon filing pursuant to paragraph (b)


[ X ]  1 May 1997 pursuant to paragraph (b) of Rule 485


[   ]  60 days after filing pursuant to paragraph (a)

[   ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[   ]  75 days after filing pursuant to paragraph (a)(2)

[   ]  on (date) pursuant to paragraph a(2) of Rule 485 under the Securities
       Act of 1933


                      DECLARATION PURSUANT TO RULE 24f-2


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933. The Registrant filed the 24f-2 Notice for the fiscal year ended 31 December 1996 on 28 February 1997.

                             Cross Reference Sheet
                    Pursuant to Rules 481, and 495, '33 Act

              Showing Location in Part A (Prospectus) and Part B
             (Statement of Additional Information) of Registration
                 Statement of Information Required by Form N-4

                        ******************************

                                    PART A

Item of Form N-4                                Prospectus Caption

1.    Cover Page                                Cover Page
2.    Definitions                               Definitions
3.    Synopsis                                  Questions and
                                                Answers About
                                                the Contract
4.    Condensed Financial Information           Financial Statements
5.    General Description of
      (a)   Depositor                           General American
                                                Life Insurance
                                                Company
      (b)   Registrant                          General American
                                                Separate Account Two
      (c)   Portfolio Company                   General American
                                                Capital Company
      (d)   Fund Prospectus                     General American
                                                Capital Company
      (e)   Voting Rights                       Voting Rights
      (f)   Administrators                      Contract Owner
                                                Inquiries
6.    Deductions and Expenses                   Charges and
                                                Deductions
      (a)   General                             Other Charges; Taxes
      (b)   Sales Load %                        Surrender Charges
      (c)   Special Purchase Plan               N/A
      (d)   Commissions                         Distributor of the
                                                Contracts
      (e)   Expenses - Registrant               Taxes
      (f)   Fund Expenses                       Capital Company
                                                Expenses
      (g)   Organizational Expenses             N/A
7.    Contracts
      (a)   Persons with Rights                 The Contracts;
                                                Distributions Under
                                                the Contracts;
                                                Voting Rights

                                   iii




      (b)   (i)   Allocation of
                  Purchase Payments             Allocation of
                                                Purchase Payments
            (ii)  Transfers                     Transfers
            (iii) Exchanges                     N/A
      (c)   Changes                             Additions, Deletions
                                                or Substitutions of
                                                Investments
      (d)   Inquiries                           Contract Owner
                                                Inquiries
8.    Annuity Period                            Annuity Income
                                                Options
9.    Death Benefit                             Death of Annuitant
                                                Prior to Annuity
                                                Date
10.   Purchases and Contract Value
      (a)   Purchases                           Contract Application
                                                and Purchase
                                                Payments;
                                                Accumulated Value
      (b)   Valuation                           Accumulated Value
      (c)   Daily Calculation                   Accumulated Value
      (d)   Underwriter                         Distributor of the
                                                Contracts

11.   Redemptions
      (a)   - By Owners                         Surrenders and
                                                Partial Withdrawals
            - By Annuitant                      Annuity Income
                                                Options
      (b)   Texas Optional
            Retirement Program                  N/A
      (c)   Check Delay                         Surrenders and
                                                Partial Withdrawals
      (d)   Lapse                               Can the Contract be
                                                Returned After One
                                                is Delivered?; The
                                                Contract
12.   Taxes Federal Tax Matters
13.   Legal Proceedings                         Part B:  Legal
                                                Proceedings
14.   Table of Contents for the
      Statement of Additional
      Information                               Statement of
                                                Additional
                                                Information

                                   iv



                                    PART B


                                  Statement of Additional
Item of Form N-4                   Information Caption
15.   Cover Page                                Cover Page
16.   Table of Contents                         Table of Contents
17.   General Information and History           Part A: General
                                                American Life
                                                Insurance Company
                                                and Separate Account
                                                Two
18.   Services
      (a)   Fees and Expenses of
            Registrant                          N/A
      (b)   Management Contracts                N/A
      (c)   Custodian                           N/A
             Independent Public
             Accountant                         Financial Statements
      (d)   Assets of Registrant                Safekeeping of
                                                Account Assets
      (e)   Affiliated Persons                  N/A
      (f)   Principal Underwriter               Distribution of the
                                                Contract
19.   Purchase of Securities                    Distribution of
      Being Offered                             the Contract
20.   Underwriters                              Distribution of the
                                                Contract
21.   Money Market Yield                        Money Market Yield
                                                Calculation
22.   Annuity Payments                          Computation of
                                                Variable Annuity
                                                Income Payments
23.   Financial Statements                      Financial Statements

                    GENERAL AMERICAN SEPARATE ACCOUNT TWO

                                  PROSPECTUS

                                   FOR THE
               GROUP AND INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                  OFFERED BY
                   GENERAL AMERICAN LIFE INSURANCE COMPANY

                             (A MISSOURI COMPANY)

                              700 MARKET STREET
                          ST. LOUIS, MISSOURI  63101
                                1-800-449-6447
==============================================================================
This Prospectus describes the variable portion of certain group and individual variable annuity contracts offered by General American Life Insurance Company ("General American"). These contracts, collectively referred to as the "Contract" or the "Contracts" in this Prospectus, are designed to aid individuals in long-term financial planning and provide for the accumulation of capital on a tax-deferred basis for retirement or other long-term purposes. The Contracts may be purchased with a monthly payment of $25 ($300 per year).

Prior to the Annuity Date, the Contract Owner ("participant" in group contracts) may direct that Purchase Payments accumulate on a completely variable basis, a completely fixed basis, or a combination variable and fixed basis. The Contract Owner has significant flexibility in determining the frequency and amount of each Purchase Payment. The Contract Owner may elect to receive Annuity Payments on a variable basis or fixed basis. The Contract Owner also has significant flexibility in determining the Annuity Date on which Annuity Payments are scheduled to commence. Surrenders or partial withdrawals may be made at any time before the Annuity Date, although in certain circumstances they are subject to a withdrawal or surrender charge and tax penalty. Any amount surrendered or withdrawn may be paid in a lump sum or, after the Contract Owner's election, all or part may be paid out under an Annuity Income Option. The Contracts provide the flexibility necessary to permit a Contract Owner to devise an annuity that best fits his or her needs.


Purchase Payments may be allocated all or in part to one or more of the Divisions of General American Separate Account Two ("the Separate Account") or to General American's General Account. Assets of each Division are invested in corresponding Funds offered by General American Capital Company, and Variable Insurance Products Fund. A full description of the Funds, including the investment policies, restrictions, risks, and charges is contained in the accompanying Prospectuses of the respective Funds. For a brief discussion of General American's General Account, see "The General Account" section.


The Contract's Accumulated Value will vary in accordance with the investment performance of the Divisions selected by the Contract Owner. Therefore, the Contract Owner bears the entire investment risk under this Contract for any amounts allocated to the Separate Account.



This Prospectus sets forth the information that a prospective investor should know before investing. A Statement of Additional Information about the Contracts and the Separate Account is available free by writing General American at the address above or by calling (800) 449-6447. The Statement of Additional Information, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated here by reference. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.


       THIS PROSPECTUS MUST BE ACCOMPANIED BY CURRENT PROSPECTUSES FOR GENERAL AMERICAN CAPITAL COMPANY AND VARIABLE INSURANCE PRODUCTS FUND.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.


                  THE CONTRACT IS NOT AVAILABLE IN ALL STATES.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

=========================================================================================

                              TABLE OF CONTENTS

=========================================================================================
DEFINITIONS                                                                        4

QUESTIONS AND ANSWERS ABOUT THE CONTRACTS                                          5

TABLES                                                                             7

TABLE 1 SEPARATE ACCOUNT TWO FEES AND EXPENSES                                     7
TABLE 2 HISTORICAL TABLE OF UNITS AND UNIT VALUES FOR QUALIFIED PLANS              9
TABLE 3 HISTORICAL TABLE OF UNITS AND UNIT VALUES FOR NONQUALIFIED PLANS          10
TABLE 4 TABLE OF UNITS AND UNIT VALUES                                            10

FINANCIAL STATEMENTS                                                              12

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SEPARATE ACCOUNT TWO                  12

GENERAL AMERICAN                                                                  12
THE SEPARATE ACCOUNT                                                              13

GENERAL AMERICAN CAPITAL COMPANY                                                  13

VARIABLE INSURANCE PRODUCTS FUND                                                  14

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS                              15

THE CONTRACTS                                                                     15

CONTRACT APPLICATION AND PURCHASE PAYMENTS                                        16
ALLOCATION OF PURCHASE PAYMENTS                                                   16
ACCUMULATED VALUE                                                                 16
NET INVESTMENT FACTOR                                                             17
TRANSFERS                                                                         17
CONTRACT OWNER INQUIRIES                                                          18

CHARGES AND DEDUCTIONS                                                            18

SURRENDER CHARGES (CONTINGENT DEFERRED SALES CHARGE)                              18
MORTALITY AND EXPENSE RISK CHARGE                                                 19
PREMIUM TAX                                                                       19
FEDERAL INCOME TAX                                                                20
EXPENSES - CAPITAL COMPANY AND VARIABLE INSURANCE PRODUCTS FUND                   20

DISTRIBUTIONS UNDER THE CONTRACTS                                                 21

SURRENDERS AND PARTIAL WITHDRAWALS                                                21
TERMINATION BENEFITS                                                              21
ANNUITY DATE                                                                      22
DEATH OF ANNUITANT PRIOR TO ANNUITY DATE                                          22
ANNUITY INCOME OPTIONS                                                            22
   (a)  Election of Annuity Income Options                                        22
   (b)  The Options Available                                                     22
   (c)  Value of Variable Annuity Payments                                        23
DEFERMENT OF PAYMENT                                                              23
THE BENEFICIARY                                                                   23
DEATH BENEFITS                                                                    24
ASSIGNMENTS AND TRANSFERS                                                         24

FEDERAL TAX MATTERS                                                               25

INTRODUCTION                                                                      25
                                   2



TAXATION OF GENERAL AMERICAN                                                      25
TAX STATUS OF THE CONTRACTS                                                       25
   (a)  Diversification                                                           25
   (b)  Investor Control                                                          25
   (c)  Required Distributions                                                    26
TAXATION OF ANNUITIES                                                             26
   (a)  In General                                                                26
   (b)  Withdrawals and Surrenders                                                27
   (c)  Annuity Payments                                                          27
   (d)  Penalty Tax                                                               27
   (e)  Taxation of Death Benefit Proceeds                                        27
   (f)  Transfers, Assignments or Exchanges of the Contract                       27
   (g)  Multiple Contracts                                                        28
   (h)  Withholding                                                               28
   (i)  Possible Changes in Taxation                                              28
   (j)  Other Tax Consequences                                                    28
   (k)  Qualified Contracts                                                       28
INDIVIDUAL RETIREMENT ANNUITIES AND ACCOUNTS                                      29
CODE SECTION 403(B) PLANS                                                         29
CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS                      29
DEFERRED COMPENSATION PLANS                                                       29
RESTRICTIONS UNDER QUALIFIED CONTRACTS                                            29

DISTRIBUTOR OF THE CONTRACTS                                                      30

VOTING RIGHTS                                                                     30

THE GENERAL ACCOUNT                                                               31

GENERAL ACCOUNT ACCUMULATIONS                                                     31
SURRENDER CHARGES                                                                 31
TRANSFERS TO THE SEPARATE ACCOUNT                                                 31
GENERAL MATTERS                                                                   31

STATEMENT OF ADDITIONAL INFORMATION                                               32

                                   3

==============================================================================

                              DEFINITIONS

==============================================================================
Accumulated Value -- The value of all amounts accumulated under the Contract prior to the Annuity Date.

Annuitant -- The person or persons whose life is used to determine the duration of any Annuity Payments and, subject to the provision dealing with Joint Annuitants, upon whose death, prior to the Annuity Date, benefits under the Contract are paid.

Annuity Date -- The date on which Annuity Payments begin.

Annuity Income Option -- One of several ways in which Annuity Payments may be made.

Annuity Payment -- One of a series of payments made under an Annuity Income Option.

Annuity Unit -- An accounting unit of measure used to calculate Variable Annuity Payments.

Beneficiary -- The person or legal entity that may receive benefits due upon the Annuitant's death are paid.

Business Day -- A day when both General American and the New York Stock Exchange are open for business. The following days are not Business Days for General American: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Friday after Thanksgiving, and Christmas Day.


Capital Company -- General American Capital Company, an open-end, diversified, management investment company which is advised by Conning Asset Management Company (formerly General American Investment Management Company) and in which the Separate Account invests.


Code -- The Internal Revenue Code of 1986, as amended.


Contract -- The document for each Contract Owner which evidences the coverage of the Contract Owner. The Contract, its riders, endorsements, and amendments, if any, and the Contract Application, a copy of which is attached to and made a part hereof, are the entire Contract.


Contract Anniversary -- Any anniversary of the Contract Date.

Contract Date -- The date of issue of the Contract.

Contract Year -- A period of 12 months starting with the Contract Date or any Contract Anniversary.

Contract Owner (or "owner" or "you") -- With respect to individual Contracts, the person or persons designated as the Contract Owners in the Contract application, or as subsequently changed by the designated Contract Owner. With respect to group Contracts, an individual participant under the Contract.

Division -- A division of Separate Account Two. Each Division invests exclusively in the shares of a corresponding Fund of either General American Capital Company or Variable Insurance Products Fund.

Fund (or "Funds") -- A separate investment portfolio of either General American Capital Company or Variable Insurance Products Fund.

General Account -- All assets owned by General American other than those in separate accounts.


General American ("We, Us, Our") -- General American Life Insurance Company, a Missouri company.


Home Office -- The service office of General American Life Insurance Company, the mailing address of which is P.O. Box 14490, St. Louis, Missouri 63178.

Initial Purchase Payment -- The first payment which the Contract Owner makes. This payment can be periodic or a single payment provided the minimum amounts specified in the Contract are satisfied.

Nonqualified Contracts -- Contracts that do not receive favorable treatment under Sections 401, 403, 408, or 457 of the Code. Earnings on these contracts currently receive special Federal income tax treatment.

Payee -- The Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Proof of Death -- (a) a certified death certificate, (b) a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof satisfactory to General American.

Purchase Payment -- Any premium paid by the Contract Owner.

Qualified Contracts -- Contracts purchased in connection with a retirement plan that receives favorable tax treatment under section 401, 403, 408, or 457 of the Code.

Right to Examine Period -- The period during which the Contract can be cancelled and treated as void from the Contract Date.

Separate Account -- Refers to the General American Separate Account Two which is a separate investment account of General American consisting of assets set aside by General American, the investment performance of which is kept separate from that of the general assets of General American.

Valuation Period -- A period between two successive Business Days commencing at the close of business of the first Business Day and ending at the close of business of the following Business Day.

Written Notice (or Written Request) --- A notice or request in writing by the Contract Owner to General American. It is how the Contract Owner lets General American know of any requests or changes to make to the Contract. Such a request must be in a format and content acceptable to General American.

==============================================================================

            QUESTIONS AND ANSWERS ABOUT THE CONTRACTS

==============================================================================

NOTE: The following section contains brief questions and answers about the Contracts. Reference should be made to the body of this Prospectus for more detailed information. With respect to Qualified Contracts, it should be noted that the requirements of a particular retirement plan, an endorsement to the Contract, or limitations or penalties imposed by the Code may impose limits or restrictions on premiums, surrenders, distributions, or benefits, or on other provisions of the Contracts, and this Prospectus does not describe any such limitations or restrictions. (See "Federal Tax Matters"). "You" or "your" refer to the Contract Owner; "we", "us", or "our" refer to General American Life Insurance Company.

1.  WHAT IS THE PURPOSE OF THE CONTRACTS?

The Contracts allow you to accumulate funds on a tax-deferred basis and to receive Annuity Payments when desired, based on the investment experience of the assets underlying the Contracts. The Contracts are designed for use in connection with nonqualified and the following qualified retirement plans:
(1) pension and profit sharing plans established by self-employed individuals for themselves and their employees (HR-10 [Keogh] Plans), (2) Individual Retirement Account (IRA) Plans under Section 408 of the Code, and (3) annuity purchase arrangements which are adopted for employees by public school systems and by organizations that are tax-exempt under Section 501(c)(3) of the Code.

A Contract may be purchased with the proceeds from such plans or from sources which do not qualify for special tax treatment. The nature of the source of the funds affects the way annuity investments are taxed but not the operation of the Contracts. (See "Federal Tax Matters")


The Contract Owner can allocate Purchase Payments to one or more Divisions of the General American Life Insurance Company Separate Account Two (the "Separate Account"), each of which will invest in shares of a corresponding Fund of General American Capital Company ("Capital Company") or Variable Insurance Products Fund ("VIP"). Because Annuity Payments and Accumulated Values depend on the investment experience of the selected Divisions, the Contract Owner bears the entire investment risk under these Contracts for amounts allocated to the Separate Account. Purchase Payments may also be allocated, in whole or in part, to the General Account.


2.  WHAT IS AN ANNUITY AND WHY MAY BENEFITS VARY?

An annuity provides for a series of Annuity Payments beginning on the Annuity Date. The Contract Owner may select from a number of Annuity Income Options, including Annuity Payments for the life of an Annuitant (or an Annuitant and another person, the "Joint Annuitant") with or without a guaranteed number of Annuity Payments, or for a designated period. Annuity Payments which are guaranteed throughout the payment period are referred to in this Prospectus as "Guaranteed Annuity Payments." Annuity Payments which vary in accordance with the investment experience of the Division selected by the Contract Owner are referred to in this Prospectus as "Variable Annuity Payments."
                                   5

3.  WHAT TYPES OF INVESTMENTS UNDERLIE THE SEPARATE ACCOUNT?


Currently, the Separate Account consists of eight divisions, each of which invests in shares of a corresponding Fund of Capital Company or VIP. Capital Company is an open-end, diversified, management company advised by Conning Asset Management Company (formerly General American Investment Management Company). Capital Company currently offers purchaser of these Contracts five of its seven established separate Funds: the S & P 500 Index Fund; the Money Market Fund; the Bond Index Fund; the Managed Equity Fund; and the Asset Allocation Fund.

VIP is an open-end, diversified, management investment company. Fidelity Management & Research Company is the manager of several funds. The three VIP portfolios currently available are VIP: Equity-Income Portfolio, VIP:
Growth Portfolio, and VIP:  Overseas Portfolio.

The assets of each Fund are held separately from the other Funds and each has distinct investment objectives and policies which are described in the accompanying Prospectuses of either Capital Company or VIP. (See "General American Capital Company" and "Variable Insurance Products Fund")


4.  HOW DO I PURCHASE A CONTRACT?

A Contract may be purchased with a planned monthly payment of at least $25. Subsequent Purchase Payments generally may be made at any time prior to the Annuity Date as long as the Annuitant is living. You may establish a schedule of planned Purchase Payments and we will send reminder notices at the scheduled intervals. The failure to make a planned Purchase Payment will not itself cause the Contract to lapse. The minimum Purchase Payment permitted is $25, and the total of all Purchase Payments made in one year for the same Contract may not exceed twice the annual equivalent of the Initial Purchase Payment. (See "Contract Application and Purchase Payments")

5.  HOW DO I ALLOCATE PURCHASE PAYMENTS?

Purchase Payments may be allocated among one or more of the Divisions of the Separate Account or to the General Account in accordance with the allocation percentages selected by you in your Contract application. All allocations must be in whole percents, involve amounts of at least $25, and total 100%. Allocations for Additional Purchase Payments may be changed by sending Written Notice to us. (See "Allocation of Purchase Payments")

Purchase Payments or portions of Purchase Payments allocated to the General Account will accrue interest at a rate of at least 4% compounded annually independent of the actual investment experience of the General Account. (See "The General Account")

6.  CAN I TRANSFER AMOUNTS AMONG THE DIVISIONS?

Transfers among the Divisions or to the General Account can be made at any time. Transfers from the General Account to the Separate Account are subject to certain limitations. (See "Transfers")

7.  CAN I GET TO MY MONEY IF I NEED IT?

All or part of the Accumulated Value of the Contract may be withdrawn before the earlier of the Annuitant's death or the Annuity Date. However, amounts surrendered may be subject to a surrender charge depending on how long the withdrawn Purchase Payments have been invested in the Contract. WE GUARANTEE THAT THE AGGREGATE SURRENDER CHARGES WILL NEVER EXCEED 9% OF THE PURCHASE PAYMENTS. (See "Surrenders and Partial Withdrawals" and "Surrender Charges") In addition, certain surrenders may be subject to a penalty tax. (See "Surrenders and Partial Withdrawals" and "Federal Tax Matters")

8.  WHAT ARE THE CHARGES AND DEDUCTIONS UNDER THE CONTRACTS?

We deduct a daily charge equal to a percentage of the value of the net assets in the Separate Account for the mortality and expense risks assumed by us and for the cost of administering these Contracts. The effective annual rate of this charge is 1.00% (estimated at .80% for mortality risk and .20% for expense risk).

In order to permit investment of the entire Purchase Payment, we currently do not deduct sales charges at the time of investment. However, a surrender charge, as described in question #7 above, is imposed on certain full or partial surrenders of the Contracts to cover certain expenses relating to the sale of the Contracts, including commissions to registered representatives and other promotional expenses. (See "Surrender Charges")
                                   6

9.  WHAT ANNUITY INCOME OPTIONS ARE AVAILABLE UNDER THE CONTRACTS?

The Contract Owner may receive Annuity Payments on a variable basis or a fixed basis. The Contract Owner also has flexibility in choosing the Annuity Date.

Seven Annuity Income Options are included in the Contract: (l) life annuity;
(2) life annuity, with 60, l20, 180, or 240 monthly installments guaranteed;
(3) unit refund life annuity; (4) joint and last survivor income for life;
(5) income for a fixed period which may be from 3 to 30 years; (6) income of a fixed amount, not less than $75 per annum per $1,000 of the original amount due; and (7) interest income (available only to Nonqualified contracts). (See "Annuity Income Options")

10.  CAN A CONTRACT BE RETURNED AFTER ONE IS DELIVERED?

The Contracts contain a provision for a Right to Examine Period which permits a Contract Owner to cancel the Contract by returning it to us at our Home Office, or to the agent through whom it was purchased, within 20 days of receipt of the Contract. The Contract Owner will then receive from us the Purchase Payments made on the Contract. In some states, applicable law requires that the refund equal the Accumulated Value in any Separate Account and any Purchase Payments allocated to the Fixed Account.

11.  WHO DO I CALL IF I HAVE QUESTIONS ABOUT MY ANNUITY?

Any questions about procedures or your Contract will be answered by our Variable Annuity Administration Department, P.0. Box 14490, St. Louis, Missouri 63178-4490, (800) 449-6447. All inquiries should include the Contract number and the Annuitant's name. In addition, confirmations will be mailed to the Contract Owner for any cash transactions that take place, and quarterly reports will be sent showing the Accumulated Value in each Division, the Accumulated Value in the General Account, and any Purchase Payments, charges, transfers, or surrenders during the time period covered.

==============================================================================

                              TABLES

==============================================================================

The tables which follow reflect certain historical information for the Separate Account throughout the periods indicated. The investment policies, objectives and restrictions applicable to the Separate Account prior to its reorganization into a unit investment trust on February 23, 1988 are virtually identical to those of the Managed Equity Fund of Capital Company. Accordingly this historical information is substantially identical to the results which would have occurred if the Separate Account had invested its net assets in the Managed Equity Fund of Capital Company from its inception.

                                 TABLE 1
                                 -------
                   SEPARATE ACCOUNT TWO FEES AND EXPENSES
                  FOR GENERAL AMERICAN CAPITAL COMPANY AND
                      VARIABLE INSURANCE PRODUCTS FUND

SURRENDER CHARGES (EXPRESSED AS A PERCENTAGE OF AMOUNT WITHDRAWN):
      First year    9.00%
      Second year   8.00%
      Third year    7.00%
      Fourth year   6.00%  The surrender charge is levied only when sums are
      Fifth year    5.00%  withdrawn from any Division of Separate Account Two
      Sixth year    4.00%  or the General Account. The first 10% of the account
      Seventh year  3.00%  value withdrawn in any Contract year will not
      Eighth year   2.00%  have a surrender charge applied to it.
      Ninth year    1.00%

SEPARATE ACCOUNT ANNUAL FEES (ALL DIVISIONS)

Mortality and expense risk:   1.00%
                                   7

GENERAL AMERICAN CAPITAL COMPANY ANNUAL FUND OPERATING EXPENSES (expressed as a percentage of average net assets):
                                  INVESTMENT    ADMINISTRATION         TOTAL FUND
FUND                            ADVISORY FEES        FEES          OPERATING EXPENSES
----                            -------------   --------------     ------------------
S & P 500 Index Fund                0.250%         0.050%               0.300%
Money Market Fund                   0.125%         0.080%               0.205%
Bond Index Fund                     0.250%         0.050%               0.300%
Managed Equity Fund <F*>            0.400%         0.100%               0.500%
Asset Allocation Fund               0.500%         0.100%               0.600%

<F*> Investment advisory fees applicable to the Managed Equity Fund decline ratably on the average daily net assets in excess of $10 million (see the General American Capital Company Prospectus).

EXAMPLES

If you surrendered your Contract after the end of the specified time period, you would pay the following aggregate expenses on a $1,000 investment, assuming 5% annual return:

                                    1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                    ------        -------        -------       --------
S & P 500 Index Fund              $  97.24        $111.46        $125.25        $156.77
Money Market Fund                    96.35         108.70         120.45         146.03
Bond Index Fund                      97.24         111.46         125.25         156.77
Managed Equity Fund                  99.10         117.26         135.29         179.05
Asset Allocation Fund               100.03         120.14         140.27         190.01

If you do not surrender your Contract after the end of the specified time period, you would pay the following aggregate expenses on the same investment:
                                    1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                    ------        -------        -------       --------
S & P 500 Index Fund                $13.24         $41.21         $71.29        $156.77
Money Market Fund                    12.28          38.25          66.23         146.03
Bond Index Fund                      13.24          41.21          71.29         156.77
Managed Equity Fund                  15.26          47.41          81.84         179.05
Asset Allocation Fund                16.27          50.49          87.08         190.01

If you annuitize after the end of the specified time period, you would pay the following aggregate expenses on the same investment:

                                    1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                    ------        -------        -------       --------
S & P 500 Index Fund               $ 97.24        $111.46         $71.29        $156.77
Money Market Fund                    96.35         108.70          66.23         146.03
Bond Index Fund                      97.24         111.46          71.29         156.77
Managed Equity Fund                  99.10         117.26          81.84         179.05
Asset Allocation Fund               100.03         120.14          87.08         190.01

VARIABLE INSURANCE PRODUCTS FUND ANNUAL EXPENSES:

                                   MANAGEMENT       OTHER                TOTAL
FUND                                  FEE          EXPENSES          ANNUAL EXPENSES
----                                  ---          --------          ---------------
VIP:  Equity-Income Portfolio        0.51%          0.07%                0.58%
VIP:  Growth Portfolio               0.61%          0.08%                0.69%
VIP:  Overseas Portfolio             0.76%          0.17%                0.93%


The above fees reflect charges incurred by these portfolios in 1996. Fees assessed against the portfolios are based on the monthly average net assets of all the mutual funds advised by Fidelity Management & Research Company ("FMR") and may fluctuate from year to year (See the Variable Insurance Products Funds' Prospectus).
                                   8

EXAMPLES


If you surrendered your Contract after the end of the specified time period, you would pay the following aggregate expenses on a $1,000 investment, assuming 5% annual return:

                                    1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                    ------        -------        -------       --------
VIP:  Equity-Income Portfolio      $ 99.84         119.57         139.28         187.83
VIP:  Growth Portfolio              100.86         122.73         144.73         199.78
VIP:  Overseas Portfolio            119.57         139.28         158.88         225.37

If you do not surrender your Contract after the end of the specified time period, you would pay the following aggregate expenses on the same investment:
                                    1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                    ------        -------        -------       --------
VIP:  Equity-Income Portfolio      $ 16.07          49.88          86.04         187.83
VIP:  Growth Portfolio               17.18          53.26          91.78         199.78
VIP:  Overseas Portfolio             19.60          60.61         104.18         225.37

If you annuitize after the end of the specified time period, you would pay the following aggregate expenses on the same investment:
                                    1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                    ------        -------        -------       --------
VIP:  Equity-Income Portfolio      $ 99.84         119.57          86.04         187.83
VIP:  Growth Portfolio              100.86         122.73          91.78         199.78
VIP:  Overseas Portfolio            119.57         139.28         104.18         225.37

The purpose of the table above is to help you understand the costs and expenses that a variable annuity contract owner will bear directly or indirectly. The examples above are not a representation of actual, past or future expenses, and actual expenses may be higher or lower than those shown. Note that the expense amounts in the examples are aggregate amounts for the total number of years indicated. Neither the table nor the examples reflect any premium taxes that may be applicable to a Contract; such taxes currently range from 0% to 3.5%. The above table and examples reflect only the charges for contracts currently offered by this Prospectus and not other contracts that may be mentioned in the discussion of Prior Contracts. For further details, see Charges and Deductions.


The initial value of an accumulation unit in the Separate Account was set at $10.00 as of May 28, 1971. Tables 2 and 3 show accumulation unit values and the numbers of units outstanding for the period from January 1, 1980 through February 23, 1988. During that time, the Separate Account invested solely and directly in common stocks. On February 23, 1988, the net assets of the Separate Account were exchanged for shares in the Managed Equity Fund of General American Capital Company, and the investment advisory fee for these assets was increased from .25% to a sliding scale with a maximum of .50%, as an annual percentage of net assets (see the General American Capital Company Prospectus). There can be no assurance that the investment experience of the Managed Equity Fund in the future will be comparable to past experience.

                                                          TABLE 2
                                                          -------
                               HISTORICAL TABLE OF UNITS AND UNIT VALUES FOR QUALIFIED PLANS
                                                    FOR SEPARATE ACCOUNT 2
                            1980     1981      1982       1983       1984      1985      1986       1987      1988
                            ----     ----      ----       ----       ----      ----      ----       ----      ----
Accumulation unit value:
  Beginning of period      $ 8.23   $ 9.94    $ 9.92     $12.09     $13.25    $13.15    $16.68     $19.73    $20.03
                           ------   ------    ------     ------     ------    ------    ------     ------    ------
  End of period            $ 9.94   $ 9.92    $12.09     $13.25     $13.15    $16.68    $19.73     $20.03    $21.30<F*>
                           ======   ======    ======     ======     ======    ======    ======     ======    ======

Number of units
  outstanding at end of
  period (in thousands)       175      169       138        162        162       148       170        255       263<F*>

                                   9

                                                          TABLE 3
                                                          -------
                                  HISTORICAL TABLE OF UNITS AND UNIT VALUES FOR NONQUALIFIED PLANS
                                                    FOR SEPARATE ACCOUNT 2

                            1980     1981      1982       1983       1984      1985      1986       1987      1988
                            ----     ----      ----       ----       ----      ----      ----       ----      ----
Accumulation unit value:
  Beginning of period      $ 9.30   $10.73    $10.91     $12.63     $13.77    $14.30    $18.16     $21.47    $21.80
                           ------   ------    ------     ------     ------    ------    ------     ------    ------
  End of period            $10.73   $10.91    $12.63     $13.77     $14.30    $18.16    $21.47     $21.80    $23.18<F*>
                           ======   ======    ======     ======     ======    ======    ======     ======    ======

Number of units
  outstanding at end of
  period (in thousands)        27       49        50         52         50        48        49         49        28<F*>

<F*> Unit values and units outstanding represent the values and number of units at the date of reorganization, February 23, 1988.


                                                    TABLE 4
                                                    -------
                                         TABLE OF UNITS AND UNIT VALUES
                                             FOR SEPARATE ACCOUNT 2

Table 4 shows unit values and the number of units of the Separate Account invested in the Funds of General American Capital Company and Variable
Insurance Products Fund. There can be no assurance that the investment experience of these Funds in the future will be comparable to past experience.

                                              ACCUMULATION                       QUALIFIED PLAN    NONQUALIFIED PLAN
                                               UNIT VALUE       ACCUMULATION    UNITS OUTSTANDING  UNITS OUTSTANDING
                                               BEGINNING         UNIT VALUE       END OF PERIOD      END OF PERIOD
                                              OF PERIOD<F*>     END OF PERIOD     (IN THOUSANDS)    (IN THOUSANDS)
                                              -------------     -------------     --------------    --------------
S & P 500 INDEX FUND DIVISION <F**>
1996                                             27.27             33.17               808               325
1995                                             20.12             27.27               657               297
1994                                             20.09             20.12               636               265
1993                                             18.48             20.09               599               241
1992                                             17.37             18.48               366               152
1991                                             13.47             17.37               236               109
1990                                             14.15             13.47               133                67
1989                                             11.01             14.15                97                23
1988                                             10.00             11.01                36                 7
MONEY MARKET FUND DIVISION
1996                                             14.50             15.14               117                62
1995                                             13.82             14.50               106                57
1994                                             13.39             13.82                93                58
1993                                             13.12             13.39               115                73
1992                                             12.78             13.12               181                85
1991                                             12.16             12.78               179               101
1990                                             11.33             12.16               188                79
1989                                             10.44             11.33                28                15
1988                                             10.00             10.44                 6                 5
                                   10



                                              ACCUMULATION                       QUALIFIED PLAN    NONQUALIFIED PLAN
                                               UNIT VALUE       ACCUMULATION    UNITS OUTSTANDING  UNITS OUTSTANDING
                                               BEGINNING         UNIT VALUE       END OF PERIOD      END OF PERIOD
                                              OF PERIOD<F*>     END OF PERIOD     (IN THOUSANDS)    (IN THOUSANDS)
                                              -------------     -------------     --------------    --------------
BOND INDEX FUND DIVISION <F***>
1996                                             17.66             18.01               163                70
1995                                             14.99             17.66               146                85
1994                                             15.78             14.99               146                58
1993                                             14.43             15.78               161                61
1992                                             13.68             14.43               116                48
1991                                             12.12             13.68                50                67
1990                                             11.22             12.12                33                58
1989                                             10.27             11.22                22                17
1988                                             10.00             10.27                 5                 2
MANAGED EQUITY FUND DIVISION
   QUALIFIED
1996                                             49.83             59.73               153               N/A
1995                                             37.68             49.83               164               N/A
1994                                             39.42             37.68               188               N/A
1993                                             36.54             39.42               210               N/A
1992                                             34.56             36.54               217               N/A
1991                                             27.62             34.56               216               N/A
1990                                             28.73             27.62               192               N/A
1989                                             22.11             28.73               194               N/A
1988                                             21.30             22.11               207               N/A
MANAGED EQUITY FUND DIVISION
   NONQUALIFIED
1996                                             54.22             64.99               N/A                 2
1995                                             41.00             54.22               N/A                17
1994                                             42.90             41.00               N/A                20
1993                                             39.76             42.90               N/A                24
1992                                             37.61             39.76               N/A                25
1991                                             30.05             37.61               N/A                25
1990                                             31.27             30.05               N/A                25
1989                                             24.06             31.27               N/A                25
1988                                             23.18             24.06               N/A                26
MANAGED EQUITY FUND DIVISION
   88 SERIES
1996                                             25.84             30.94               240                58
1995                                             19.56             25.84               215                75
1994                                             20.48             19.56               204                68
1993                                             19.00             20.48               197                56
1992                                             17.99             19.00               158                40
1991                                             14.39             17.99               101                27
1990                                             14.99             14.39                56                20
1989                                             11.54             14.99                21                 7
1988                                             10.83             11.54                 6                 0
ASSET ALLOCATION FUND DIVISION
1996                                             21.08             24.14               375               178
1995                                             16.52             21.08               317               168
1994                                             17.37             16.52               320               180
1993                                             16.01             17.37               332               166
1992                                             15.16             16.01               223               119
1991                                             12.78             15.16               140                66
1990                                             12.60             12.78                94                35
1989                                             10.61             12.60                33                16
1988                                             10.00             10.61                 9                 4
                                   11



                                              ACCUMULATION                       QUALIFIED PLAN    NONQUALIFIED PLAN
                                               UNIT VALUE       ACCUMULATION    UNITS OUTSTANDING  UNITS OUTSTANDING
                                               BEGINNING         UNIT VALUE       END OF PERIOD      END OF PERIOD
                                              OF PERIOD<F*>     END OF PERIOD     (IN THOUSANDS)    (IN THOUSANDS)
                                              -------------     -------------     --------------    --------------
VIP: EQUITY-INCOME PORTFOLIO DIVISION
1996                                             14.12             15.98               767               317
1995                                             10.55             14.12               552               207
1994                                             10.00             10.55               315                82
VIP: GROWTH PORTFOLIO DIVISION
1996                                             13.27             15.07               974               362
1995                                              9.90             13.27               646               261
1994                                             10.00              9.90               356               116
VIP: OVERSEAS PORTFOLIO DIVISION
1996                                             10.80             12.11               346               107
1995                                              9.95             10.80               266                77
1994                                             10.00              9.95               240                52

<F*>          At the date of first deposits into Separate Account on May 16,
              1988, except for the Managed Equity Fund Division, which began on February 24, 1988; the VIP: Equity-Income Portfolio Division and the VIP: Growth Portfolio Division which began on January 6, 1994; and the VIP: Overseas Portfolio Division which began on January 11, 1994.

<F**>         The name of the S & P 500 Index Fund was changed from "Equity Index
              Fund" effective May 1, 1994.

<F***>        The name of the Bond Index Fund was changed from "Intermediate
              Bond Fund" effective October 1, 1992. The name change reflects a change in investment policies and objectives of the Fund.


==============================================================================

                          FINANCIAL STATEMENTS

==============================================================================

The consolidated financial statements for General American (as well as the auditors' report thereon) are in the Statement of Additional Information.

Financial statements for the Separate Account are also in the Statement of Additional Information.

==============================================================================

              GENERAL AMERICAN LIFE INSURANCE COMPANY AND
                          SEPARATE ACCOUNT TWO

==============================================================================

GENERAL AMERICAN


General American Life Insurance Company ("General American") is a stock insurance company wholly-owned by GenAmerica Corporation. GenAmerica Corporation is wholly-owned by General American Mutual Holding Company, a mutual holding company organized under Missouri law. General American was chartered in 1933 and since then has continuously engaged in the business of life insurance, annuities, and accident and health insurance. General American's National Headquarters (Home Office) is located at 700 Market Street, St. Louis. Missouri 63101. The telephone number is 314-231-1700. It is licensed to do business in 49 states of the U.S., the District of Columbia, Puerto Rico, and is registered in Canada and licensed in the Provinces of Alberta, British Columbia, Manitoba, New Brunswick, Newfoundland, Nova Scotia, Ontario, Prince Edward Island, Quebec, and Saskatchewan.


General American conducts a conventional life insurance business. Assets derived from such business should be considered by purchasers of variable annuity contracts only as bearing upon the ability of General American to meet its obligations under the variable annuity contracts and should not be considered as bearing on the investment performance of the Separate Account.
                                   12

SEPARATE ACCOUNT TWO

The Separate Account was established on October 22, 1970, pursuant to authorization by the Board of Directors of General American. Although it is an integral part of General American and not a separate corporation, the Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not involve supervision of the management or investment practices or policies of the Separate Account or of General American by the Securities and Exchange Commission.

Payments are received into the Separate Account from individual and group variable annuity contracts entitled to tax benefits under Sections 401, 403(b), and 408 of the Code and also from individual variable annuity contracts not entitled to any special tax benefits. Such payments are pooled together and invested separately from the General Account of General American (the general assets of the insurance company other than separate account assets). The persons participating in the variable portion of these Contracts look to the investment experience of the assets in the Separate Account.

Under Missouri law and the Investment Company Act of 1940, the net assets of the Separate Account are held for the exclusive benefit of the Contract Owners and the persons entitled to installments that reflect the investment results of the Separate Account. The net assets of the Separate Account with respect to the Contracts issued in connection therewith are not chargeable with liabilities due to any other business General American conducts.


On February 23, 1988, pursuant to the vote of Contract Owners, the Separate Account was changed from a management investment company with a single equity investment portfolio, to a unit investment trust with various Divisions. As a unit investment trust, the Separate Account no longer has a Management Committee. Additional Divisions may be established at the discretion of General American.


==============================================================================

                    GENERAL AMERICAN CAPITAL COMPANY

==============================================================================

General American Capital Company ("Capital Company") is an open-end, diversified, management investment company that was organized as a Maryland corporation on November 5, 1985, and commenced operations on October 1, 1987.


Conning Asset Management Company ("Investment Adviser") is the adviser to Capital Company. On August 1, 1996, General American Investment Management Company changed its name to Conning Asset Management Company. Investment Adviser provides investment advisory services to Capital Company in accordance with the policies, programs, and guidelines established by the Board of Directors of Capital Company. Each Fund pays Investment Adviser a monthly fee for managing its investments and business affairs.

Capital Company currently operates eight separate investment Funds, but only the five listed below are available as Separate Account Two Division choices: the S & P 500 Index Fund; the Money Market Fund; the Bond Index Fund; the Managed Equity Fund; and the Asset Allocation Fund. Five of the eight Divisions of the Separate Account invest in Funds of Capital Company. The assets of each Fund are separate from the others and each Fund has separate investment objectives and policies. As a result, each Fund operates as a separate investment portfolio and the investment performance of one Fund has no effect on the investment performance of any other Fund.


The names and investment objectives of the Funds are as follows:

S & P 500 Index Fund: The investment objective of this Fund is to provide investment results that parallel the price and yield performance of publicly traded common stocks in the aggregate. The Fund uses the Standard and Poor's 500 Stock Price Index<F*> as its standard for performance comparison. The Fund attempts to duplicate the performance of the index and includes dividend income as the other component of the Fund's total return.

[FN]
<F*> The term Standard and Poor's 500 Stock Price Index is a registered trademark of the Standard and Poor's Corporation.

Money Market Fund: The investment objective of this Fund is the highest level of current income that is consistent with the preservation of capital and maintenance of liquidity. This Fund invests primarily in high-quality, short-term money market instruments.
                                   13

Bond Index Fund: The investment objective of this Fund is to provide a rate of return that reflects the performance of the publicly traded bond market as a whole. The Fund uses the Lehman Brothers Government/Corporate Bond Index as its standard for performance comparison.

Managed Equity Fund: The investment objective of this Fund is long-term growth of capital, obtained by investing primarily in common stocks. Securing moderate current income is a secondary objective.

Asset Allocation Fund: The investment objective of this Fund is a high rate of long-term total return composed of capital growth and income payments. Preservation of capital is the secondary objective and chief limit on investment risk. The Fund will invest only in those types of securities that are suitable investments for the other Capital Company Funds. The Asset Allocation Fund may invest solely in common stocks, bonds, money market instruments, or in combinations consistent with guidelines established from time to time by Capital Company's Board of Directors.


THERE IS NO ASSURANCE THAT ANY OF THESE FUNDS WILL ATTAIN ITS STATED OBJECTIVE, OR THAT ATTAINMENT CAN BE SUSTAINED.


Additional information concerning the investment objectives and policies of the Funds and the investment advisory services and charges can be found in the current Prospectus for Capital Company, which is attached to this Prospectus. Capital Company's Prospectus should be read carefully before any decision is made concerning the allocation of Purchase Payments to a Division that corresponds to a particular Fund.

Capital Company is registered with the SEC as an open-end, diversified, management investment company. Registration with the SEC does not involve supervision of the management or investment practices or policies of Capital Company by the SEC. Shares of Capital Company will be sold to separate accounts of General American other than the Separate Account, including those which receive and invest premiums under variable life insurance policies issued by General American. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts to invest simultaneously in Capital Company, although currently neither General American nor Capital Company foresees any such disadvantages to owners of either variable annuity contracts or variable life insurance policies. Capital Company's Board of Directors intends to monitor events in order to identify any material conflicts between such owners and to determine what action, if any, should be taken in response thereto. See the Prospectus for General American Capital Company for more details.

==============================================================================

                    VARIABLE INSURANCE PRODUCTS FUND

==============================================================================


Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. It currently has five separate investment portfolios, but only the three listed below are currently available as Separate Account Two Division choices. VIP shares are purchased by many different insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") of Boston, Massachusetts, is the Manager of the Portfolios.


The names and investment objectives and policies of each VIP fund available through the Separate Account are summarized below:


VIP: Equity-Income Portfolio: The investment objective of this Fund is to seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities, FMR will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

VIP: Growth Portfolio: The investment objective of this Fund is to seek capital appreciation. It normally does so through purchases of common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

VIP: Overseas Portfolio: The investment objective of this Fund is to seek long-term growth of capital primarily through investments in foreign securities. The VIP: Overseas Portfolio provides a means to diversify a Fund by participating in companies and economies outside of the United States.

THERE IS NO ASSURANCE THAT ANY OF THESE FUNDS WILL ATTAIN ITS STATED OBJECTIVE, OR THAT ATTAINMENT CAN BE SUSTAINED.

It is conceivable that in the future it may be disadvantageous for Funds to offer shares to separate accounts of various insurance companies to serve as the investment medium for their respective variable products. The Board of Trustees of FMR, the respective advisors of each Fund, and the Company and any other insurance companies participating in VIP are required to monitor events to identify any material irreconcilable conflicts that may possibly arise, and to determine what action, if any, should be taken in response to those events or conflicts. A more detailed description of the VIP Funds, including the investment policies, restrictions, risks, and charges of each, is in the Prospectus for Variable Insurance Products Fund, which must accompany or precede this Prospectus and which should be read carefully.

==============================================================================

            ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

==============================================================================

General American reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Separate Account or that the Separate Account may purchase. General American reserves the right to eliminate the shares of any of the Funds of Capital Company or VIP and to substitute shares of another Fund of Capital Company, or VIP, or of another registered open-end, diversified, management investment company. Such a change might occur if the shares of a Fund are no longer available for investment, or if in its judgment further investment in any Fund becomes inappropriate in view of the purposes of the Separate Account. General American will not replace any shares attributable to a Contract Owner's interest in a Division of the Separate Account without notice to the Contract Owner and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Contract Owners.

General American also reserves the right to establish additional Divisions of the Separate Account, each of which would invest in a new Fund of Capital Company, or in shares of another investment company, with a specified investment objective. New Divisions may be established when, in the sole discretion of General American, marketing needs or investment conditions warrant, and any new Division will be made available to existing Contract Owners on a basis to be determined by General American. To the extent approved by the SEC, General American may also eliminate or combine one or more Divisions, substitute one Division for another Division, or transfer assets between Divisions if, in its sole discretion, marketing, tax, or investment conditions warrant.

In the event of a substitution or change, General American may make such changes it considers necessary in the Contracts by appropriate endorsement. General American will notify all Contract Owners of any such changes.

If deemed by General American to be in the best interests of persons having voting rights under the Contracts, and to the extent any necessary SEC approvals or Contract Owner votes are obtained, the Separate Account may be:
(a) operated as a management company under the 1940 Act; (b) deregistered under that Act in the event such registration is no longer required; or (c) combined with other separate accounts of General American. To the extent permitted by applicable law, General American may also transfer the assets of the Separate Account associated with the Contracts to another separate account.

==============================================================================

                              THE CONTRACTS

==============================================================================

The Contracts consist of a group variable annuity contract for use in Tax Sheltered Annuity (Section 403[b] annuity) Plans, and individual variable annuity contracts for use in HR-10 (Keogh) Plans, Individual Retirement Account (IRA) Plans, Simplified Employee Pension Plans, and nonqualified retirement plans. The group Contract is a master group contract issued to either an employer or trust and covers all participants, each of whom receives a certificate which summarizes the provisions of the master group Contract and evidences participation in the plan adopted by the particular employer or trust. Individual Contracts are complete within themselves and are issued to self-employed individuals and their employees (HR-10 Plans), to individuals purchasing an IRA Plan or Simplified Employee Pension Plan, and to individuals as annuity contracts that are not entitled to any special tax benefits. The rights and benefits of the Contracts are described below and in the Contracts; however, General American reserves the right to make any modification to conform the Contracts to, or to give the Contract Owner the benefit of, any Federal or state statute or any rule or regulation of the United States Treasury Department.

The Contracts contain a provision which permits the Contract Owner to cancel the Contract during the Right to Examine Period by returning the Contract to General American's Home Office, or to the agent through whom it was purchased. This
                                   15

Right to Examine Period extends for the 20 days after the Contract Owner receives the Contract. Upon cancellation, the Contract is treated as void from the Contract Date and the Contract Owner will receive the Purchase Payments made on the Contract. In some states, applicable law requires that the refund equal the Accumulated Value in any Separate Account and any Purchase Payments allocated to the Fixed Account.

CONTRACT APPLICATION AND PURCHASE PAYMENTS


Individuals wishing to purchase a Contract must complete an application and provide an Initial Purchase Payment. If the application can be accepted in the form received, the Initial Purchase Payment will be credited within two Business Days after receipt of the application. Acceptance is subject to General American's rules, and General American reserves the right to reject any application or Initial Purchase Payment. In addition, the Annuitant's age on the Contract Date can not be greater than insurance age 79 (actual attained age 79 1/2).


General American may retain the Initial Purchase Payment for up to five Business Days while attempting to complete an application that is not in good order (missing information, etc.). If the application cannot be made in good order within five Business Days, the Initial Purchase Payment will be returned immediately unless the prospective Contract Owner consents in writing to General American's retaining the Initial Purchase Payment until the application is in good order.

All Purchase Payments received at the Home Office before the close of the New York Stock Exchange (3:00 p.m. St. Louis time) on any business day, will be considered received on that business day.

The Initial Purchase Payment for a Contract must be a planned monthly payment of at least $25. Purchase Payments after the first may be made at any time prior to the Annuity Date as long as the Annuitant is living.

Purchase Payments after the first must be paid to General American at its Home Office. A Contract Owner may establish a schedule of planned Purchase Payments for which he or she will be billed by General American at regular intervals. Failure to pay planned Purchase Payments, however, will not itself cause the Contract to lapse.

A Contract Owner may make unscheduled Purchase Payments at any time in any amount, or skip planned Purchase Payments, subject to the minimum and maximum Purchase Payment limitations described below. A Contract Owner may elect to make Purchase Payments by means of a pre-authorized check ("PAC") procedure. Under a PAC procedure, amounts will be deducted each month from the Contract Owner's checking account and applied as a Purchase Payment under a Contract.

The minimum Purchase Payment permitted is $25. The maximum Purchase Payment is the annual equivalent of twice the Initial Purchase Payment. For example, if you established a Planned Purchase Payment of $50.00 per month, the total of all Purchase Payments in any Contract Year could not exceed $1200. Any Purchase Payments in excess of this amount will be accepted only after notice to and written consent from General American.

Additional Purchase Payments on Qualified Contracts are limited to proceeds from certain qualified plans. Additional Purchase Payments are credited to the Contract and increase the amount of the Accumulated Value as of the next close of business (on a Business Day) following receipt of the payment to General American at its Home Office.

ALLOCATION OF PURCHASE PAYMENTS

The Contract Owner specifies in the Contract application how Purchase Payments will be allocated. The Contract Owner may allocate each Purchase Payment to one or more of the Divisions and the General Account as long as such portions are in whole number percentages, total 100%, and involve amounts of at least $25. The Contract Owner may choose to allocate nothing to a particular Division or the General Account. The Contract Owner may change the allocation instructions for future additional Purchase Payments by sending a Written Notice.

The Purchase Payment will then be allocated among the Divisions and General Account in accordance with the Contract Owner's instructions.

ACCUMULATED VALUE

The Accumulated Value will be determined on a daily basis. On the investment start date (the date the Initial Purchase Payment is applied to the General Account and/or the Divisions of the Separate Account, which is the date the Initial Purchase Payment is received at General American's Home Office), the Accumulated Value in a Division will equal the portion of any Purchase Payment allocated to the Division.
                                   16

Thereafter, on each Business Day, the Accumulated Value in a Division of the Separate Account will equal:

(i) The Accumulated Value in the Division on the preceding Business Day, multiplied by the Division Net Investment Factor (defined below) for the current Valuation Period; plus

(ii) Any Purchase Payments received during the current Valuation Period which are allocated to the Division; plus

(iii) Any amounts transferred to the Division from the General Account or from another Division during the current Valuation Period; minus

(iv) That portion transferred from the Division to the General Account, or another Division during the current Valuation Period (including any transfer charges); minus

(v) Any partial withdrawals from the Division during the current Valuation Period; minus

(vi) Any withdrawal or surrender charges incurred during the current Valuation Period in connection with a partial withdrawal.

NET INVESTMENT FACTOR

The Net Investment Factor measures the investment performance of a Division during a Valuation Period. The Net Investment Factor for each Division for a Valuation Period is calculated as follows:

(i)   The value of the assets at the end of the preceding Valuation Period;
      plus

(ii) The investment income and capital gains-realized or unrealized-credited to the assets in the Valuation Period for which the Net Investment Factor is being determined; minus

(iii) The capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(iv) Any amount charged against each Division for taxes, or any amount set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of each Division;
      minus

(v) A charge not to exceed 0.002740% of the assets for each day in the Valuation Period. This corresponds to 1% per year for mortality and expense risk; divided by

(vi)  The value of the assets at the end of the preceding Valuation Period.


The Accumulated Value is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the selected Funds of Capital Company or Variable Insurance Products Fund as well as the daily deduction of charges.


For Contracts issued prior to the reorganization of the Separate Account into a unit investment trust, a daily adjustment to values held in the Division of the Separate Account that invests in the Managed Equity Fund will be made to offset fully the effect of any and all additional expenses (other than advisory expenses for the Managed Equity Fund) of a type or in an amount which would not have been borne by the Separate Account prior to the reorganization.

TRANSFERS

You may transfer amounts as follows:
1) Between the General Account and one or more of the Divisions of the Separate Account; or
2) Among the Divisions of the Separate Account.

These transfers will be subject to the following rules:
1) We must receive a Written Request for transfer.
2) Transfers from or among the Divisions of the Separate Account may be made at any time and must be at least $100.00 or the entire amount of a Division, if smaller.
3) Transfers from the General Account to the Separate Account may be made once each year on the Contract's anniversary date and must be at least $100.00 but no more than 25% of the amount in the General Account prior to the transfer.

We may revoke or modify the transfer privilege at any time, including the minimum amount for a transfer and the transfer charge, if any.

                        CONTRACT OWNER INQUIRIES


General American performs all administrative functions in connection with the Contracts such as underwriting, record keeping, Contract Owner service, and reporting. Contract Owner inquiries should be addressed to General American's Variable Annuity Administration Department, P.0. Box 14490, St. Louis, Missouri 63178-4490, or made by calling (800) 449-6447. All inquiries should include the Contract number and the name of the Contract Owner and/or the Annuitant.

==============================================================================

                              CHARGES AND DEDUCTIONS

==============================================================================

No deductions are made from the Initial Purchase Payment unless a state premium tax is due. (See "Taxes") Therefore, the full amount of the Initial Purchase Payment less any applicable state tax is invested in one or more of the Divisions of the Separate Account and/or the General Account to increase the potential for investment gain.

SURRENDER CHARGES (CONTINGENT DEFERRED SALES CHARGE)

In May of 1982, or shortly thereafter depending on date of approval from state regulatory authorities, General American began offering Contracts which imposed surrender charges (sometimes referred to as a contingent deferred sales charge). Prior to that time, Contracts offered by General American imposed sales charges on Purchase Payments. For the older Contracts sold prior to May of 1982, a sales charge equal to 4.75% on all Purchase Payments is imposed to cover sales and distribution expenses. An administrative charge of $10 per year is also imposed during the accumulation period, and a $5 charge is imposed whenever funds are transferred between the General Account and Separate Account.

For the newer Contracts, since no deduction for a sales charge is made from Purchase Payments, a surrender charge is imposed on certain surrenders and withdrawals to cover certain expenses relating to the sale of the Contracts, including commissions to registered representatives and other promotional expenses.


Upon surrender of the Contract or partial withdrawal of funds on deposit, General American will apply surrender charge. The surrender charge percentage is based on the age of the Contract as shown in the following schedule:


                           SURRENDER CHARGE
     CONTRACT YEAR            PERCENTAGE
     -------------            ----------
            1                      9%
            2                      8%
            3                      7%
            4                      6%
            5                      5%
            6                      4%
            7                      3%
            8                      2%
            9                      1%

For partial withdrawals, the surrender charge is calculated by multiplying the surrender charge percentage by the actual amount disbursed to the Contract Owner. The total amount deducted from the Accumulated Value of the Contract is the sum of the surrender charge and the disbursed amount. If the sum of the disbursed amount and the surrender charge exceed the Accumulated Value of the Contract, the withdrawal will be considered a full surrender. Upon full surrender, the surrender charge is calculated by multiplying the surrender charge percentage by the Contract's Accumulated Value. The difference between the Accumulated Value and the surrender charge is disbursed to the Contract Owner.

The surrender charge will never exceed 9% of total net Purchase Payments.

There will be no surrender charge after the ninth Contract Year. In addition, surrender charges are not applied in the event of death, disability, or annuitization after five Contract years. If a Contract Owner is within the nine year surrender charge period (the first nine Contract Years), an amount may be withdrawn up to 10% of the account value (determined as of the date we receive the withdrawal request) per Contract year without incurring a surrender charge. Any percentages of account value previously withdrawn during a Contract Year are subtracted from 10% in calculating the remaining percentage of account value that is available for withdrawal during the same Contract Year.

The age of the Contract, rather than the length of time a certain sum has been in the General Account or Separate Account, determines the amount of the surrender charge in cases of withdrawal, so no attempt is made to identify which dollars are being withdrawn.

The surrender charge may not initially be adequate to recover all distribution costs. Any shortfall will be borne by General American from its general assets, including profits derived from the Separate Account mortality and expense risk, if any.
                                   18

General American offers to its officers and full time employees, (including employees of its subsidiary companies), individual variable annuity contracts available with a surrender charge of six percent the first Contract Year declining by one percent per year until it disappears.

The surrender charge will be allocated pro rata among the Divisions and the General Account, based on the values held in the Divisions and the General Account prior to the withdrawal. In the case of a surrender, the surrender charge is deducted from the amount paid to the Contract Owner.

Reduction of Surrender Charge for Group or Sponsored Arrangements. Contracts may be sold to members of a class of associated individuals or to a trustee, an employer, or some other entity representing such a class. The Company may waive or reduce the surrender charge on such policies in recognition of the fact that sales efforts and administrative costs are generally lower for such groups and sales compensation may be adjusted. The amount of any reduction will depend upon factors such as: the expected number of participants and the amount of premium payments anticipated; the nature of the group or association; the expected persistency and the possibility of favorable mortality; and the amount and timing of the payment and any selling costs.

General American will determine the amount of reduction which is appropriate and may change the surrender charge attributable to future premiums if it does so on a basis which is uniform with respect to all similar Contract Owners. The Company may also modify the criteria for qualification for sales charge reductions as experience is gained, subject to the limit that such reductions will not be unfavorably discriminatory against the interest of any Contract Owner.

MORTALITY AND EXPENSE RISK CHARGE

During both the accumulation period and the annuity period, charges to cover mortality and expense risk are made each business day as a percentage of the Accumulated Value of the Contract. The charge for mortality and expense risk is 1% annually (estimated at .8% for mortality risk and .2% for expense risk).


The mortality risk assumed by General American is that Annuitants may live longer than the time estimated when the risk in the Contract is established. General American agrees to continue to pay annuity installments, determined in accordance with the annuity tables and other provisions contained in the Contract, and in accordance with the option selected (See "Annuity Income Options"), to each Annuitant regardless of how long he lives and regardless of how long all Annuitants as a group live.


The expense risk assumed by General American is that if the charge for mortality and expenses is not sufficient to cover administrative expenses, the deficiency will be met from General American's General Account.

Further, General American can modify a group Contract prospectively, with respect to future participants, after the Contract has been in force for at least three years. No modifications can affect the Annuitants in any manner without an Annuitant's written consent, unless such modification is deemed necessary to give the Contract Owner or Annuitants the benefit of Federal or state statutes or Treasury Department rules or regulations.

In addition, General American assures that the Separate Account will not be charged with any further expenses other than taxes applicable to the Separate Account. There are currently no taxes assessed against the Separate Account with respect to funds held under Qualified and Nonqualified Contracts (See "Federal Tax Matters").

PREMIUM TAX

Under the laws of certain jurisdictions, taxes are charged on so-called "annuity considerations." In the case of applicable Contracts, "annuity considerations" could include either the Purchase Payment or the Accumulated Value of such contracts. Such taxes range from 0% to 3.50%. The list of jurisdictions imposing premium tax follows:
                                   19

                        STATE ANNUITY PREMIUM TAX RATES

         STATE                 QUALIFIED CONTRACTS        NONQUALIFIED CONTRACTS
         -----                 -------------------        ----------------------
         California                   .50%                         2.35%
         District of Columbia        2.25%                         2.25%
         Kansas                         0%                         2.00%
         Kentucky                    2.00%                         2.00%
         Maine                          0%                         2.00%
         Nevada                         0%                         3.50%
         Puerto Rico                 1.00%                         1.00%
         South Dakota                   0%                         1.25%
         West Virginia               1.00%                         1.00%
         Wyoming                        0%                         l.00%


Note: The above premium tax rates are in effect as of January 1, 1997.


States not listed above currently have no premium tax on the purchase of group and individual variable annuity contracts for use with Tax Sheltered Annuity (Section 403 [b] annuity) Plans, H.R. 10 (Keogh) Plans, or Individual Retirement Account (IRA) Plans. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretations, both of which may affect the above list of states levying such taxes and the applicable tax rates. Particularly because a portion of the premium tax charge may be made at the time Annuity Payments commence, the above list of tax rates may not be those in effect at the time the premium tax charge is made.

Laws relating to premium taxes and the interpretations of such laws are subject to changes that may affect the deductions, if any, made under Contracts for such taxes. Some jurisdictions permit payment of premium tax on the Accumulated Value that is applied to provide an Annuity. In those places, General American does not make any separate deductions for premium tax from Purchase Payments, as it is permitted to do under the Contracts, but defers any separate deductions for such taxes until the Accumulated Value is applied to provide Annuity Payments. (Although General American may be required in some of these jurisdictions to pay premium tax currently on surrender charges, it presently intends to pay the taxes out of the deductions and charges made against all Contracts.) General American plans, where permissible, to defer any separate deductions for premium tax until the Accumulated Value is applied to provide Annuity Payments, at which time the amount of any applicable premium tax will be measured by the Accumulated Value. However, in many jurisdictions the premium tax are applied to Purchase Payments, and in those cases the deductions for such taxes will be made when the payments are received. Thus, General American reserves the right to make a separate deduction from each Purchase Payment, or from the Accumulated Value, depending on which method or combination of methods results in the appropriate deduction for applicable premium tax.

FEDERAL INCOME TAX

General American does not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. (See "Federal Tax Matters") Based upon these expectations, no charge is being made currently to the Separate Account for corporate Federal income taxes which may be attributable to the Separate Account.

General American will periodically review the question of a charge to the Separate Account for corporate Federal income taxes related to the Separate Account. Such a charge may be made in future years for any Federal income taxes incurred by General American. This might become necessary if the tax treatment of General American is ultimately determined to be other than what General American currently believes it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in General American's tax status. In the event that General American should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Unit Values of the Divisions would be correspondingly adjusted by any provision or charge for such taxes.

EXPENSES - CAPITAL COMPANY AND VARIABLE INSURANCE PRODUCTS FUND

The value of the assets in the Separate Account will reflect the value of the applicable Capital Company or VIP Fund shares and, therefore, the fees and expenses paid by them. A complete description of the expenses and deductions from the Funds is in the applicable Capital Company or VIP Fund prospectus.
                                   20

==============================================================================

                  DISTRIBUTIONS UNDER THE CONTRACTS

==============================================================================

SURRENDERS AND PARTIAL WITHDRAWALS

The Contract Owner may surrender the Contract or make a partial withdrawal to receive all or part of the Accumulated Value, at any time before the Annuity Date and while the Annuitant is living, by sending a Written Request. The amount available for surrender or partial withdrawal is the Accumulated Value at the time of the Valuation Period during which the Written Request is received, less any surrender or withdrawal charges. In the event of a partial withdrawal, the amount of any withdrawal charge will be deducted from the remaining Accumulated Value and not from the amount withdrawn. The amount payable upon surrender or withdrawal may be paid in a lump sum to the Contract Owner, or, if elected, all or any part may be paid out under an Annuity Income Option. (See "Annuity Income Options")

The minimum amount that can be withdrawn is $100. In the absence of specific direction from the Contract Owner, amounts will be withdrawn from the Divisions and the General Account on a pro rata basis.

A partial withdrawal results in cancellation of an appropriate number of accumulation units; a surrender requires surrender of the Contract and cancellation of all accumulation units. Any surrender or withdrawal within the first nine Contract Years will result in the application of a surrender charge except that the Contract Owner may withdraw up to 10% of the Accumulated Value without the application of the surrender charge (See "Charges and Deductions").

The amount payable on surrender or withdrawal will ordinarily be paid within seven days after receipt by General American at its Home Office of the Written Request on a duly executed form which may be obtained from the Home Office or by a letter signed by the Annuitant (or the Contract Owner if other than Annuitant) exactly as his or her name appears on the Contract, stating his or her address, the Contract number and the amount of the payment requested. The letter must be signed by any person whose consent is required by reason of any special endorsement. If the Contract Owner's address of record has been changed within the preceding thirty days, all signatures on the letter must be guaranteed by a bank or trust company or by a member firm of a national securities exchange. Payment may be postponed and the right of redemption suspended as described under "Deferment of Payment".

If, at the time the Contract Owner makes a surrender or withdrawal request, he or she has not provided General American with a written election not to have Federal income taxes withheld, General American must by law withhold such taxes from the taxable portion of any surrender or withdrawal. Moreover, the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters-Taxation of the Contracts")

Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders and withdrawals are subject to a surrender or withdrawal charge, the total amount paid under surrender of the Contract (taking into account any prior withdrawals) may be more or less than the total Purchase Payments made.

TERMINATION BENEFITS

Participants under a Tax Sheltered Variable Annuity Contract have certain rights if they terminate their participation prior to the Annuity Date. Upon termination of participation prior to the Annuity Date, the participant may elect with respect to the Accumulation Value in his or her individual account:

(a) to have the Accumulated Value applied to provide Annuity Payments under one of the annuity income options described below, or
(b) to leave the Accumulated Value in the Contract, in which case the number of accumulation units in his or her Individual Account will remain fixed, but the value thereof will vary as described in the Section "Accumulated Value", or
(c) to receive the Accumulated Value on the basis of the accumulation unit value next determined after the Written Request for surrender is received by General American at its Home Office; or
(d) to convert to an Individual Variable Annuity Contract, if appropriate individual Contracts are issued by General American on the effective date of termination, on the basis set forth by General American at the time of such conversion.
                                   21

ANNUITY DATE

The Contract Owner should specify an Annuity Date in the application. The Annuity Date is the date that Annuity Payments are scheduled to commence under the Contract, unless the Contract has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date.

The Contract Owner may advance or defer the Annuity Date. An Annuity Date may be changed only by Written Request during the Annuitant's lifetime, and such a request must be made at least 30 days before the then-scheduled Annuity Date. The Annuity Date and Annuity Income Options available for Qualified Contracts may also be controlled by endorsements, the Plan, or applicable law.

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the Annuitant dies prior to the Annuity Date, the Accumulated Value of the Contract or individual account will be paid to the Beneficiary. The Accumulated Value will be the value next determined following receipt by General American of due Proof of Death of the Annuitant as well as proof that the Annuitant died prior to the Annuity Date. The Beneficiary may receive the amount payable in a lump sum cash benefit or under one of the Annuity Income Options.

ANNUITY INCOME OPTIONS

(a)  Election of Annuity Income Options

The Annuity Income Options, with the exception of Option 7, may be selected on either a variable annuity or a guaranteed annuity basis, or a combination of the two. In the absence of an election to the contrary, the variable Accumulated Value will be applied to provide variable annuity installments and the guaranteed Accumulated Value will be applied to provide guaranteed annuity installments.

The minimum amount which may be applied under an option is $5,000 and the minimum annuity installment is $50 (or any lower amount required by state law). If the Accumulated Value is less than $5,000 when the Annuity Date arrives, General American will make a lump sum payment of such amount to the Contract Owner. If at any time installments are, or become less than $50, General American has the right to change the frequency of payments to intervals that will result in installments of at least $50.

(b)  The Options Available

OPTION 1 - Life Annuity - An Annuity payable monthly during the lifetime of the Payee, ceasing with the last payment due prior to the death of the Payee. However, since there is no provision for a minimum number of payments or for payments to a survivor, IT WOULD BE POSSIBLE UNDER THIS FORM OF SETTLEMENT FOR THE ANNUITANT TO RECEIVE ONLY ONE PAYMENT IF HE OR SHE DIED PRIOR TO THE DUE DATE OF THE SECOND PAYMENT, TWO IF HE OR SHE DIED PRIOR TO THE DUE DATE OF THE THIRD PAYMENT, ETC.

OPTION 2 - Life Annuity with 60, 120, l80, or 240 Monthly Payments Guaranteed
- An Annuity payable monthly during the lifetime of the Payee, including the risk that if, at the death of the Payee, payments have been made for less than 60 months, 120 months, 180 months, or 240 months, as elected, payments shall be continued to the Beneficiary during the remainder of the elected period. A Beneficiary entitled to receive payments may elect that the present value of the current dollar amount of the remaining assured number of annuity payments, commuted on the basis of 4% interest compounded annually, be paid in a lump sum.

OPTION 3 - Unit Refund Life Annuity - An Annuity payable monthly during the lifetime of the Payee ceasing with the last payment due prior to the death of the Payee, provided that, at the death of the Payee, the Beneficiary will receive an additional payment of the then dollar value of the number of Annuity Units equal to the excess, if any of (a) over (b) where (a) is the total amount applied under the option divided by the annuity unit value at the Annuity Date and (b) is the number of Annuity Units represented by each payment multiplied by the number of payments made.

For example, if $19,952.07 were applied under this option for a male at age 65 on the Annuity Date, the annuity unit value in the appropriate Division on such date was $12.071, the number of Annuity Units represented by each payment was ten, thirteen Annuity payments were paid prior to the date of death, and the value of an Annuity Unit on the date of death was $12.818, the amount paid to the Beneficiary would be $19,520.44.

OPTION 4 - Joint and Survivor Income for Life - An Annuity payable monthly during the joint lifetime of the Payee and a secondary Payee, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment due prior to the
                                   22
death of the survivor. Since there is no provision for a minimum number of payments, it would be possible under this form of settlement for the Annuitants to receive only one payment if both died prior to the due date of the second payment, two if both died prior to the due date of the third payment, etc.


OPTION 5 - Income for a Fixed Period - The amount due may be paid in annual, semiannual, quarterly, or monthly payments over a specified number of years, not less than three nor more than 30. When a variable annuity basis is selected, a mortality and expense risk charge continues to be assessed, even though General American incurs no mortality risk under this option. The person considering this option should consult his tax adviser about the possibility that such selection might be held to be "constructive receipt" of the entire Accumulated Value and result in adverse tax treatment.

OPTION 6 - Income of a Fixed Amount - The amount due may be paid in equal annual, semiannual, quarterly, or monthly payments of a designated dollar amount (not less than $75 per annum per $1,000 of the original amount due) until the remaining balance is less than the amount of one payment. To determine the remaining balance at the end of any Business Day, such balance at the end of the previous Business Day is decreased by the amount of any payment paid since the last Business Day and the result multiplied by the net investment factor for each Division involved for the current Business Day.
If the remaining balance at any time is less than the amount of one payment, such balance will be paid and will be the final payment under the option. When a variable annuity basis is selected, a mortality and expense risk charge continues to be assessed, even though General American incurs no mortality risk under this option. The person considering this option should consult his tax adviser about the possibility that such selection might be held to be "constructive receipt" of the entire Accumulated Value and result in adverse tax treatment.


OPTION 7 - Interest Income (available only to Nonqualified Annuities) - The amount due may be left on deposit with General American in its General Account and a sum will be paid annually, semiannually, quarterly, or monthly, as selected, which shall not be less than 4% per annum for the period multiplied by the amount remaining on deposit.

(c)  Value of Variable Annuity Payments

The value of Variable Annuity Payments will reflect the investment experience of the chosen Division. The annuity tables that are contained in the Contract, and are used to calculate the value of Variable Annuity Payments, are based on an assumed interest rate of 4%. If the actual net investment experience exactly equals the assumed interest rate, then the Variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the assumed interest rate, the Variable Annuity Payments will increase; conversely, they will decrease if the actual experience is lower.

The value of all payments (both guaranteed and variable) will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

The method of computation of Variable Annuity Payments is described in more detail in the Statement of Additional Information.

DEFERMENT OF PAYMENT

Payment of any cash withdrawal or lump sum death benefit due from the Separate Account will occur within seven days from the date the election becomes effective, except that General American may be permitted to defer such payment if: (l) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission or the Commission requires that trading be restricted; or
(3) the Securities and Exchange Commission permits a delay for the protection of Contract Owners.

THE BENEFICIARY

The Beneficiary is the person or persons who will receive any proceeds payable in the event of the death of the Annuitant, in accordance with this provision. The original Beneficiary is shown in the application. Subject to any assignment of a Contract, the Beneficiary designation may be changed during the lifetime of the Annuitant by filing a proper Written Request acceptable to General American at its Home Office. If the joint and survivor option is selected, the Annuitant may not change the designation of a joint Annuitant after payments begin. General American reserves the right to require the Contract for endorsement. A change of Beneficiary designation will not become effective unless accepted in writing by General American at its Home Office, at which time it will be effective as of the date of the request, but without prejudice to General American on account of any benefit paid before receipt of such request at its Home Office. A Beneficiary who becomes entitled to receive
                                   23
benefits under this Contract may also designate, in the same manner, a Beneficiary to receive any benefits which may become payable under this Contract by reason of death. If a Beneficiary has not been designated by a Payee or if a Beneficiary designated by a Payee is not living on the date a lump sum death benefit is payable, or on the date any payments are to be continued, as a result of the death of such Payee, the Company will pay the lump sum death benefit for the commuted value of the payments to the former Payee's spouse. If the spouse is not living at the death of the Payee, then payments will be made equally to the Payee's children who survive the Payee. If the children are not surviving, then payments will be made to either the surviving father or mother or to both equally if both survive. If none of the above survive the Payee, then payments will be made to his or her executors or administrators.

DEATH BENEFITS

When General American receives due proof of the death of the Annuitant that occurs before the Annuity Date, it will pay to the Beneficiary the Accumulated Value of the Contract. If the Contract Owner dies before the retirement date, this Contract will no longer be in force. General American will pay the Contract Owner's interest in the Contract to the Beneficiary in a lump sum upon receiving proof of the Contract Owner's death.

This payment must be made within five (5) years after the date of the death of the Annuitant.

If, however, the Contract Owner or the Beneficiary make a written choice of one of the two options described below, and if the Contract Owner's choice is clear to General American, the company will treat the proceeds as the Contract Owner or the Beneficiary have chosen. The two options are:

(i) Leave the proceeds of the Contract with General American as provided under Option 6 of the Annuity Provisions Section of this Contract. Any amount remaining unpaid under Option 6 will, however, be paid in a lump sum to the Beneficiary before the end of the fifth year after the Contract Owner's death.

(ii) Buy an immediate annuity for the Beneficiary, who will be the owner and Annuitant. Payments under the Annuity, or under any other method of payment General American makes available, must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the Contract Owner's death (as determined for Federal tax purposes), and must begin within one year after the Contract Owner's death.

However, if the Contract Owner dies before the Annuity Date and the Contract Owner's spouse is the Beneficiary, no proceeds will be paid to him or her. Instead, this Contract may continue with the Contract Owner's surviving spouse as the new owner.

If the Contract Owner dies and no Beneficiary survives him or her before the Annuity Date, payment of the proceeds will be made in a lump sum to the Contract Owner's estate.

ASSIGNMENTS AND TRANSFERS

With respect to individual Nonqualified Contracts, an assignment or transfer of the Contract or of any interest in it will not bind General American unless (1) it is made as a written instrument, (2) the original instrument or a certified copy is filed at our Home Office, and (3) we send the Contract Owner a receipt. General American is not responsible for the validity of the assignment. If a claim is based on an assignment or transfer, proof of interest of the claimant may be required. A valid assignment will take precedence over any claim of a Beneficiary.

With respect to all other Contracts, the Contract Owner may not transfer, sell, assign, discount or pledge a Contract for a loan or a security for the performance of an obligation or any other purpose, to any person other than to us at our Home Office.
                                   24

==============================================================================

                        FEDERAL TAX MATTERS

==============================================================================



THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE.


INTRODUCTION

The following discussion is a general description of the Federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. The discussion is based upon General American's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


The Contract may be purchased on a nonqualified basis ("Nonqualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). Qualified Contracts are intended to be purchased in connection with plans entitled to special income tax treatment under Sections 401, 408, and 457 of the Code or as tax sheltered annuities under Section 403(b) of the Code. The ultimate effect of Federal income taxes on the amounts held under a contract, on Annuity Payments, and on the economic benefit to the Contract Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan and on the tax and employment status of the individual concerned. In addition, certain requirements must be satisfied in purchasing a Qualified Contract and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, a purchaser of a Qualified Contract should seek competent legal and tax advice regarding the suitability of the Contract for his or her situation, the applicable requirements and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

TAXATION OF GENERAL AMERICAN

General American is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the operations of the Separate Account form a part of General American, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing Federal income tax law, General American believes that the investment income and realized net capital gains of the Separate Account will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract.

Accordingly, General American does not anticipate that it will incur any Federal income tax liability attributable to the Separate Account and, therefore, General American does not intend to make provisions for any such taxes. However, if changes in the Federal tax laws or interpretations thereof result in General American being taxed on income or gains attributable to the Separate Account, then General American may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside amounts to pay such taxes.

TAX STATUS OF THE CONTRACTS

(a)  Diversification.

Section 817(h) of the Code requires that with respect to Nonqualified Contracts, the investments of the Divisions be "adequately diversified" in accordance with Treasury Department regulations in order for the Contracts to qualify as annuity contracts under Federal tax law. General American intends for the Separate Account, through the Funds, to comply with the diversification requirements prescribed by the Treasury Department in Treas. Reg. Sec. 1.817-5.

(b)  Investor Control.

The Treasury Department has from time to time suggested that under some circumstances the owner of a variable contract will be deemed to be in control over the investments of a separate account supporting the contract, which may cause the owner, rather than the insurance company, to be treated as the owner of the assets in the separate account. If a
                                   25
contract owner is considered the owner of the assets of a separate account, income and gains from that account would be included in the owner's gross income. The Treasury Department also has stated on past occasions that it will issue regulations or rulings addressing this issue.

The ownership rights under the Contract are different in certain respects from those described by the IRS in rulings in which it was determined that Contract Owners were not owners of separate account assets. For example, a Contract owner has the choice of more Divisions and narrower investment strategies in which to allocate net purchase Payments and Accumulation Value, and may be able to transfer among Divisions more frequently than in such rulings. These differences could result in a Contract Owner being treated as the owner of the assets of the Separate Account. In addition, General American does not know what standards will be set forth, if any, in the additional regulations or rulings which the Treasury Department has stated it expects to issue. General American therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

(c)  Required Distributions.


In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Nonqualified Contract to provide that (a) if any Contract Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of that Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated beneficiary" is the person or entity designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. If the Contract Owner's "designated beneficiary" is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Owner.


The Nonqualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. General American intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. There are other rules that apply to Qualified Contracts.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for Federal income tax purposes.

TAXATION OF ANNUITIES

(a)  In General.

Section 72 of the Code governs taxation of annuities in general. General American believes that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the account value (e.g., partial withdrawals, surrenders or Annuity Payments under the Annuity Income Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.


Any Contract Owner who is not a natural person generally must include in income any increase in the excess of the Contract's account value over the "investment in the Contract" (discussed below) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to a Contract owned by a natural person.

(b)  Withdrawals and Surrenders.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the Contract" to the individual's total accrued benefit or the balance under the retirement plan. The "investment in the Contract" generally equals the amount of any premium payments paid by or on behalf of any individual with after-tax dollars. For a Contract issued in connection with qualified plans, the "investment in the Contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

With respect to Nonqualified Contracts, partial withdrawals - including any withdrawals under the systematic withdrawal plan - are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the "investment in the Contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract".


(c)  Annuity Payments.


Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Accumulated Value exceeds the "investment in the Contract" will be taxed; after the investment in the Contract is recovered, the full amount of any additional Annuity Payments is taxable. Special rules may apply to Qualified Contracts.

For variable Annuity Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the Contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the Contract".

For fixed Annuity Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the Contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable. In all cases, after the "investment in the Contract" is recovered, the full amount of any additional Annuity Payment is taxable.


(d)  Penalty Tax.

In the case of a distribution pursuant to a Nonqualified Contract, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the Contract Owner attains age 59 1/2; (2) made as a result of death or disability of the Contract Owner; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Contract Owner and a "designated beneficiary;" (4) from a qualified plan; (5) allocable to investment in the Contract before August 14, 1982; (6) under a qualified funding asset (as defined in Code Section 130(d)); or (7) under an immediate annuity (as defined in Code Section
(u)(4)). Other tax penalties may apply to certain distributions under a Qualified Contract, including a penalty similar to the penalty for distributions from Nonqualified Contracts described above.

(e)  Taxation of Death Benefit Proceeds.

Amounts may be distributed from a Contract because of the death of a Contract Owner or an Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's or annuitant's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

(f)  Transfers, Assignments or Exchanges of the Contract.

In general, a transfer of ownership of a Contract, the collateral assignment of a Contract, the designation of an Annuitant or Beneficiary who is not also the Contract Owner, or the exchange of a Contract may result in certain tax consequences to the Contract Owner. For example, when a Contract is assigned as collateral for a loan, the entire excess of the Contract's account value over the investment in the contract becomes taxable as ordinary income, and, if
                                   27
the Contract Owner is under the age of 59 1/2, a penalty tax equal to 10% of the taxable amount may also be imposed. Increases in the value of a Contract that has been assigned will continue to be taxable annually to the Contract Owner until the assignment is released.

Any Contract Owner contemplating any such transfer, assignment, designation, or exchange should contact a competent tax adviser for advice with respect to the potential tax effects of such a transaction.

(g)  Multiple Contracts.


All Nonqualified Annuity contracts that are issued by General American (or its affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise.


(h)  Withholding.

Pension and annuity distributions generally are subject to withholding from the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Different rules may apply to United States citizens or expatriates living abroad and, effective January 1, 1993, to certain distributions under Qualified Contracts. In addition, some states have enacted legislation requiring withholding.

(i)  Possible Changes in Taxation.


In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of nonqualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this Prospectus Congress is not considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as the IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be effective prior to the date of any such change.


(j)  Other Tax Consequences.


As noted above, the foregoing discussion of the Federal income tax consequences under the Contract is not exhaustive and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed here reflect General American's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.


(k)  Qualified Contracts.

The Qualified Contract is designed for use with several types of retirement plans. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.


We make no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Owners and participants under retirement plans, as well as Annuitants and Beneficiaries, are cautioned that the rights of any person to any benefits under Qualified Contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Contract Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any retirement plan should consult a competent legal counsel and tax adviser regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES AND ACCOUNTS


The Contract is designed for use with individual retirement annuities and individual retirement accounts. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program know as an individual retirement annuity or individual retirement account (each hereinafter referred to as "IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of the Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other applicable agencies. Such purchasers will have the right to revoke the purchase within seven days of the earlier of the establishment of the IRA or the purchase. If a Qualified Contract is issued in connection with an employer's Simplified Employee Pension ("SEP") or Simple Retirement Account ("SIMPLE") plan, Contract Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under employer plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. A Qualified Contract will be amended as necessary to conform to the requirements of the Code.


CODE SECTION 403(b) PLANS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.


Code Section 403(b) (11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship. Distributions prior to age 59 1/2 due to separation from service or financial hardship are subject to the nondeductible 10% penalty tax for premature distributions, in addition to income tax.

The Investment Company Act of 1940 has distribution requirements which differ from the requirements of Code Section 403(b) set forth above. However, these Contracts are being offered in reliance upon, and in compliance with, the provisions of no-action letter number IP-6-88 issued by the Securities and Exchange Commission to the American Council of Life Insurance. The no-action letter allows the Separate Account to apply the restrictions created by Code
Section 403(b)(11) as long as specified steps, such as this disclosure, are taken to ensure Contract Owners are aware of the Code restrictions. General American believes it is in compliance with the provisions of the no-action letter.


CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS


Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Distributions are taxable in full. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. These plans are subject to various restrictions on contributions and distributions.


RESTRICTIONS UNDER QUALIFIED CONTRACTS

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.
                                   29

==============================================================================

                       DISTRIBUTOR OF THE CONTRACTS

==============================================================================


Walnut Street Securities, Inc. ("Walnut Street"), Suite 300, 670 Mason Ridge Center Drive, St. Louis, Missouri 63141 is the principal underwriter and the distributor of the Contracts. Walnut Street is a wholly owned subsidiary of General American. Walnut Street has entered into contracts with various broker-dealers and registered representatives affiliated with Walnut Street to aid in the distribution of the Contracts. Commissions paid to dealer(s) in varying amounts are not expected to exceed 3.75% of Purchase Payments for such Contracts, under normal circumstances. For distribution of the Contracts, General American paid commissions of $1,086,240.57 to Walnut Street in 1996.


==============================================================================

                                VOTING RIGHTS

==============================================================================

To the extent required by law, the General American Capital Company Fund or the Variable Insurance Products Fund shares held in the Divisions of the Separate Account will be voted by General American at shareholder meetings of such Funds in accordance with instructions received from persons having voting interests in the corresponding Divisions of the Separate Account. The Contract Owner holds a voting interest in each Division to which the Accumulated Value is allocated or Annuity Payments are generated. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, General American determines that it is allowed to vote the Fund shares in its own right, General American may elect to do so.

The number of votes which are available to a Contract Owner will be calculated separately for each Division of the Separate Account. That number will be determined by applying his or her percentage interest, if any, in a particular Division to the total number of votes attributable to the Division.

The number of votes is equal to the number of dollars: (a) during the accumulation period, in the Accumulated Value attributable to a Division divided by the net asset value of a share of the corresponding Fund; and (b) during the annuity period, in the reserve credited to the Annuity Units held in the Division(s) under the variable annuity settlement option in effect divided by the net asset value of a share of the corresponding Fund. Generally, during the annuity period the number of votes applicable to the Annuitant will decrease.

At most Fund shareholder meetings, votes may be cast in person or by proxy and fractional votes will be counted.

The number of votes of a Division which are available will be determined as of the date established by the corresponding Fund for determining shareholders eligible to vote at the meeting. Voting instructions will be solicited by written communication from us prior to such meeting in accordance with procedures established.

Fund shares as to which no timely instructions are received or shares held by General American as to which Contract Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Fund. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Division will receive proxy material, reports, and other materials relating to the appropriate Fund.

To the extent that General American, as shareholder of the Funds, is entitled to vote any Fund's interest in the Trust, it will do so on the same basis as described above.
                                   30

==============================================================================

                            THE GENERAL ACCOUNT

==============================================================================


Contributions and transfers to the General Account under the Contracts become part of the assets of General American which support annuity and insurance obligations. The General Account includes all of General American's assets, except those assets segregated in separate accounts. General American has sole discretion to invest the assets of the General Account, subject to applicable law. BECAUSE OF EXEMPTIVE RULES AND EXCLUSIONARY PROVISIONS IN THE LAW, INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE GENERAL ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OF THESE STATUTES AND, THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS RELATING TO THE GENERAL ACCOUNT. DISCLOSURES ABOUT THE GENERAL ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.


GENERAL ACCOUNT ACCUMULATIONS

General American guarantees that it will credit interest at an effective annual rate of at least 4% to Purchase Payments or portions of Purchase Payments allocated or transferred to the General Account under the Contracts. General American may, AT ITS SOLE DISCRETION, credit a higher rate of interest to the General Account, or to amounts allocated or transferred to the General Account. Subject to any applicable surrender charges, General American guarantees that the Accumulated Value held in the General Account will equal all amounts allocated or transferred to the General Account, plus any interest credited thereto, less any amounts surrendered or transferred from the General Account. Any interest held in the General Account does not entitle a Contract Owner to share in the investment experience of the General Account.

SURRENDER CHARGES

Surrender charges may be applied to withdrawals from the General Account. (See "Surrender Charges")

TRANSFERS TO THE SEPARATE ACCOUNT

Transfers from the General Account to the Divisions of the Separate Account may be made only to the extent allowed by General American. (See "Transfers")

GENERAL MATTERS

General American may delay the payment of a surrender or partial withdrawal from the General Account for up to six months from receipt of Written Request. If payment is delayed, the amount due will continue to be credited with the rate of interest then credited to the General Account until the payment is made.

==============================================================================

                    STATEMENT OF ADDITIONAL INFORMATION

==============================================================================

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus, The following is the Table of Contents for that Statement:


                               TABLE OF CONTENTS
                                                                  Page
THE CONTRACTS                                                     S-3
      Computation of Variable Annuity Income Payments             S-3
      Joint Annuitant                                             S-5
      IRS Required Distribution                                   S-5
MONEY MARKET YIELD CALCULATION                                    S-5
GENERAL MATTERS                                                   S-6
      Participating                                               S-6
      Incorrect Age or Sex                                        S-7
      Annuity Data                                                S-7
      Quarterly Reports                                           S-7
      Incontestability                                            S-7
      Ownership                                                   S-7
      Reinstatement                                               S-8
DISTRIBUTION OF THE CONTRACT                                      S-8
SAFEKEEPING OF ACCOUNT ASSETS                                     S-8
STATE REGULATION                                                  S-8
RECORDS AND REPORTS                                               S-9
LEGAL PROCEEDINGS                                                 S-9
OTHER INFORMATION                                                 S-9
FINANCIAL STATEMENTS                                              S-9

       PART B                                   Registration No. 2-39272
                                                               811-2162


                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT TWO

                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
                GROUP AND INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                  Offered by

                    General American Life Insurance Company

                        (A Missouri Insurance Company)

                               700 Market Street
                             St. Louis, MO  63101

                            ***********************

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the group and individual variable annuity contracts ("Contracts" or "Contract" as syntax requires) offered by General American Life Insurance Company. You may obtain a copy of the current Prospectus by calling 800-449-6447 or writing to: Variable Annuity Administration Department, P.O. Box 14490, St. Louis, MO 63178-4490. Terms defined in the current Prospectus for the Contract are used in the same way in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS.



                             Dated: May 1, 1997

                               TABLE OF CONTENTS
                                                                  Page
THE CONTRACTS                                                     S-3
      Computation of Variable Annuity Income Payments             S-3
      Joint Annuitant                                             S-5
      IRS Required Distribution                                   S-5
MONEY MARKET YIELD CALCULATION                                    S-5
GENERAL MATTERS                                                   S-6
      Participating                                               S-6
      Incorrect Age or Sex                                        S-7
      Annuity Data                                                S-7
      Quarterly Reports                                           S-7
      Incontestability                                            S-7
      Ownership                                                   S-7
      Reinstatement                                               S-8
DISTRIBUTION OF THE CONTRACT                                      S-8
SAFEKEEPING OF ACCOUNT ASSETS                                     S-8
STATE REGULATION                                                  S-8
RECORDS AND REPORTS                                               S-9
LEGAL PROCEEDINGS                                                 S-9
OTHER INFORMATION                                                 S-9
FINANCIAL STATEMENTS                                              S-9

                                   S-2

THE CONTRACTS

The following provides additional information about the Contracts which supplements the description in the Prospectus and may be of interest to the Contract Owners.

Computation of Variable Annuity Income Payments

(a)   Computation of the Value of an Annuity Unit

The table of contractual guaranteed annuity rates is based on an assumed interest rate. The assumed interest rate is 4% for all contracts issued on or after 1 May 1982; 3.5% for tax-qualified contracts issued prior to 1 May 1982; and 3% for non-tax-qualified contracts issued prior to 1 May 1982.

As a starting point, the value of a Separate Account Two annuity unit was established at $10.00 as of the end of the business day on 4 January 1971. For contracts issued prior to 1 May 1982, the value of the annuity unit at the end of any subsequent business day is determined by multiplying such value for the preceding business day by the product of (a) the daily reduction factor (described below) once for each calendar day expiring between the end of the sixth preceding business day and the end of the fifth preceding business day and (b) the net investment factor for the fifth business day preceding such business day.

The daily reduction factors referred to above are .99989256 for all contracts issued on or after 1 May 1982; .99990575 for tax-qualified contracts issued prior to 1 May 1982; and .99991902 for non-tax-qualified contracts issued before 1 May 1982.

These daily reduction factors are necessary to neutralize the assumed net investment rate built into the annuity tables. Calculations are performed as of the fifth preceding business day to permit calculation of amounts and the mailing of checks in advance of their due date.

This may be illustrated by the following hypothetical example. Assuming that the net investment factor for the fifth preceding business day was 1.00176027, and assuming that the annuity unit value for the preceding business day was $10.20, then the annuity unit for the current business day is $10.22, determined as follows:

            1.00176027        $10.200000
            X .99989256       X 1.00165264

            1.00165264        $10.216857

(b)   Determination of the Amount of the First Annuity
      Installment

When annuity installments begin, the accumulated value of the Contract is established. This is the sum of the products of the values of an accumulation unit in each Division on the fifth business day preceding the annuity commencement date and the number of accumulation units credited to the Contract as of the annuity commencement date.

The Contract contains tables indicating the dollar amount of the first annuity installment under each form of variable annuity for each $1,000 of value of the Contract. The amount of the first annuity installment depends on the option chosen and the sex (if applicable) and age of the annuitant.

The first annuity installment is determined by multiplying the benefit per $1,000 of value shown in the tables in the contract by the number of thousands of dollars of accumulated value of the contract (individual account).

If a greater first installment would result, General American will compute the first installment on the same mortality basis as is used in determining such installments under individual variable annuity contracts then being issued for a similar class of annuitants.

(c)   Determination of the Fluctuating Values of the Annuity
      Installments

The dollar amount of the first annuity installment, determined as described above, is translated into annuity units by dividing that dollar amount by the value of an annuity unit on the due date of the first annuity installment. The number of annuity units remains fixed and the amount of each subsequent annuity installment is determined by multiplying this fixed number of annuity units by the value of an annuity unit on the date the installment is due.

If in any month after the first the application of the above net investment factors produces a net investment increment exactly equivalent to the assumed annualized rate of 4%, then the payment in that month will not change. Since it is unlikely that it will be exactly equivalent, installments will vary up or down depending upon whether such investment increment is greater or less than the assumed annualized rate of 4%. A higher assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments (or a more rapidly falling series of subsequent annuity payments if the value of an annuity unit is decreasing). A lower assumption would have the opposite effect.

Joint Annuitant

The Contract Owner may, by Written Request at least 30 days prior to the Annuity Date, name a Joint Annuitant. An Annuitant or Joint Annuitant may not be replaced.

The Annuity Date shall be specified in the application. If the Annuitant or Joint Annuitant dies after the Annuity Date, the survivor shall be the sole Annuitant. Another Joint Annuitant may not be designated. Payment to a Beneficiary shall not be made until the death of the surviving Annuitant.

IRS Required Distributions

If any Contract Owner dies before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the designated Beneficiary as described in this section so that the Contracts qualify as annuities under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity date, the entire interest in the Contract will be distributed within five years after date of death or be used to purchase an immediate annuity under which payments will begin within one year of the Contract Owner's death and will be made for the life of the "Owner's Designated Beneficiary" or for a period not extending beyond the life expectancy of that beneficiary.

If any portion of the deceased Contract Owner's interest is payable to (or for the benefit of) the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the New Contract Owner.

MONEY MARKET YIELD CALCULATION

In accordance with regulations adopted by the Securities and Exchange Commission, General American is required to disclose the current annualized yield for the Division investing in the Money Market Fund of Capital Company (the "Money Market Division") for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market

Fund or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for administrative expenses of services and the mortality and expense risk charge and income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Division of the Separate Account will be lower than the yield for the Money Market Fund of Capital Company.

The Securities and Exchange Commission also permits General American to disclose the effective yield of the Money Market Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result.

The yield on amounts held in the Money Market Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund, and its operating expenses.

GENERAL MATTERS

Participating

The Contracts share in General American's divisible surplus while they are in force prior to the annuity commencement date. Each year General American will determine the share of divisible surplus, if any, accruing to the Contracts. Investment results are credited directly through the changes in the value of the accumulation units and annuity units. Also, most mortality and expense savings are credited directly through decreases in the appropriate charges. Therefore, the Company expects little or no divisible surplus to be credited to a contract. If any divisible surplus is credited to a contract, the Contract Owner may choose to take the distribution in cash, reduce the stipulated payment, or leave the distribution with General American to accumulate with interest.

Incorrect Age or Sex

If the age at issue or sex of the Annuitant as shown in the Contract is incorrect, any benefit payable under a supplemental agreement will be such as the premiums paid would have purchased at the correct age at issue and sex. After General American begins paying monthly income installments, appropriate adjustment will be made in any remaining installments.

Annuity Data

General American will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to General American.

Quarterly Reports

Quarterly, General American will give the Contract Owner a report of the current Accumulated Value allocated to each Division; the current Accumulated Value allocated to the General Account; and any Purchase Payments, charges, transfers, or surrenders during that period. This report will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time. The quarterly reports will be distributed without charge. General American reserves the right to charge a fee for additional reports.

Incontestability

General American cannot contest this Contract, except for nonpayment of stipulated payments or premiums, after it has been in force during the lifetime of the Annuitant for a period of two years from the date of issue. This provision will not apply to any supplemental agreement relating to total and permanent disability benefits.

Ownership

The Owner of the Contract on the Contract Date is the Annuitant, unless otherwise specified in the application. The Owner may specify a new Owner by Written Notice at any time thereafter. During the Annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the Owner.

Reinstatement

A Contract may be reinstated if a stipulated payment is in default and if the Accumulated Value has not been applied under the surrender provision. Reinstatement may be made during the lifetime of the Annuitant but before the Annuity Date by the payment of one stipulated payment. Benefits provided by any supplemental agreement attached to this Contract may be reinstated by providing evidence of insurability satisfactory to General American. The reinstatement provisions incorporated in such supplemental agreement must be complied with.

DISTRIBUTION OF THE CONTRACT

Walnut Street Securities, Inc. ("Walnut Street"), the principal underwriter of the Contracts, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are offered to the public through individuals licensed under the federal securities laws and state insurance laws who have entered into agreements with Walnut Street. The offering of the Contracts is continuous and Walnut Street does not anticipate discontinuing the offering of the Contracts. However, Walnut Street does reserve the right to discontinue the offering of the Contracts.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by General American. The assets are kept physically segregated and held separate and apart from General American's general account assets. Records are maintained of all purchases and redemptions of eligible Fund shares held by each of the Divisions of the Separate Account.

STATE REGULATION


General American is a life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri Division of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of General American as of December 31 of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of General American, including the liabilities and reserves of the Separate Account.

In addition, General American is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by General American. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, General American will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. General American is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments, and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of General American and the Separate Account have been included in this Prospectus in reliance on the reports of KPMG Peat Marwick LLP, independent certified public accountants, and on the authority of said firm as experts in accounting and auditing.

The report of KPMG Peat Marwick LLP covering the December 31, 1996, financial statements, of General American, refers to the Adoption of Statement of Financial Accounting Standards No. 120, Accounting and Reporting by
Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts.

----------------------------------------------------------------------


 ....................................................................


                GENERAL AMERICAN SEPARATE ACCOUNT TWO
                            ANNUAL REPORT


 ....................................................................


                          DECEMBER 31, 1996
             (WITH INDEPENDENT AUDITORS' REPORT THEREON)








----------------------------------------------------------------------

              Independent Auditors' Report
              ----------------------------

The Board of Directors and Contractholders
General American Life Insurance Company:

We have audited the statements of assets and liabilities, including the schedule of investments, of the S & P 500
Index, Money Market, Bond Index, Managed Equity, Asset
Allocation, Equity-Income, Growth, and Overseas Fund
Divisions of General American Separate Account Two as of
December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period ended
December 31, 1996 and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate
Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights information are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned as of December 31, 1996 were verified by audit of the statements of assets and liabilities of the underlying portfolios of General American Capital Company and confirmation by correspondence with respect to the Variable Insurance Products Fund sponsored by Fidelity Investments. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the S & P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, Equity-Income, Growth, and Overseas Fund Divisions of General American Separate Account Two as of December 31, 1996, and the results of their operations for the year then ended, and changes in their net assets for each of the years in the two year period ended December 31, 1996, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.


                                   KPMG Peat Marwick LLP
St. Louis, Missouri
February 14, 1997

                                               GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER  31, 1996


                                                               S & P 500       MONEY          BOND        MANAGED       ASSET
                                                                 INDEX         MARKET         INDEX       EQUITY      ALLOCATION
                                                             FUND DIVISION FUND DIVISION FUND DIVISION FUND DIVISION FUND DIVISION
                                                             ------------- ------------- ------------- ------------- -------------

Assets:
  Investments in General American Capital Company,
    at market value (see Schedule of Investments)             $37,623,934    $2,712,399   $4,191,933    $18,464,706   $13,399,141
  Receivable from General American Life Insurance Company               0             0       14,324              0             0
                                                              -----------    ----------   ----------    -----------   -----------

      Total assets                                             37,623,934     2,712,399    4,206,257     18,464,706    13,399,141
                                                              -----------    ----------   ----------    -----------   -----------

Liabilities:
  Payable to General American Life
    Insurance Company                                              52,654         1,940            0         16,016        29,213
                                                              -----------    ----------   ----------    -----------   -----------

      Total net assets                                        $37,571,280    $2,710,459   $4,206,257    $18,448,690   $13,369,928
                                                              ===========    ==========   ==========    ===========   ===========

Net assets represented by:
  Tax sheltered annuities in accumulation period               26,798,358     1,778,365    2,936,749     16,505,975     9,064,391
  Individually purchased annuities in accumulation period      10,772,922       932,094    1,269,508      1,902,568     4,305,537
  Variable annuities in payment period                                  0             0            0         40,147             0
                                                              -----------    ----------   ----------    -----------   -----------

      Total net assets                                        $37,571,280    $2,710,459   $4,206,257    $18,448,690   $13,369,928
                                                              ===========    ==========   ==========    ===========   ===========


Tax sheltered units held - 88 Series                              807,807       117,446      163,024        239,914       375,468
Individually purchased units held - 88 Series                     324,738        61,557       70,473         57,599       178,346
Tax sheltered units held - 82 Series                               --            --           --            152,770        --
Individually purchased units held - 82 Series                      --            --           --              1,858        --

Tax sheltered accumulation unit value - 88 Series             $     33.17    $    15.14   $    18.01    $     30.94   $     24.14
Individually purchased accumulation unit value - 88 Series          33.17         15.14        18.01          30.94         24.14
Tax sheltered accumulation unit value - 82 Series                  --            --           --              59.73        --
Individually purchased accumulation unit value - 82 Series         --            --           --              64.99        --

Cost of investments                                           $27,657,542    $2,773,464   $4,372,216    $17,339,265   $12,381,040
                                                              ===========    ==========   ==========    ===========   ===========

See accompanying notes to financial statements.




                                               GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                          STATEMENTS OF ASSETS AND LIABILITIES (continued)
                                                         DECEMBER 31, 1996



                                                              EQUITY-INCOME              GROWTH              OVERSEAS
                                                              FUND DIVISION           FUND DIVISION        FUND DIVISION
                                                              -------------           -------------        -------------

Assets:
  Investments in Fidelity Variable Insurance Products
    Fund, at market value (see Schedule of Investments)        $17,276,490             $20,187,291           $5,486,131
  Receivable from General American Life Insurance Company           32,734                       0                4,927
                                                               -----------             -----------           ----------


      Total assets                                              17,309,224              20,187,291            5,491,058
                                                               -----------             -----------           ----------

Liabilities:
  Payable to General American Life
    Insurance Company                                                    0                  66,554                    0
                                                               -----------             -----------           ----------

      Total net assets                                         $17,309,224             $20,120,737           $5,491,058
                                                               ===========             ===========           ==========

Net assets represented by:
  Tax sheltered annuities in accumulation period                12,249,373              14,671,392            4,194,628
  Individually purchased annuities in accumulation period        5,059,851               5,449,345            1,296,430
  Variable annuities in payment period                                   0                       0                    0
                                                               -----------             -----------           ----------

      Total net assets                                         $17,309,224             $20,120,737           $5,491,058
                                                               ===========             ===========           ==========


Tax sheltered units held - 88 Series                               766,602                 973,680              346,441
Individually purchased units held - 88 Series                      316,661                 361,651              107,074
Tax sheltered units held - 82 Series                                --                      --                   --
Individually purchased units held - 82 Series                       --                      --                   --

Tax sheltered accumulation unit value - 88 Series              $     15.98             $     15.07           $    12.11
Individually purchased accumulation unit value - 88 Series           15.98                   15.07                12.11
Tax sheltered accumulation unit value - 82 Series                   --                      --                   --
Individually purchased accumulation unit value - 82 Series          --                      --                   --

Cost of investments                                            $14,501,056             $17,266,290           $4,824,829
                                                               ===========             ===========           ==========

See accompanying notes to financial statements.

                                               GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                                      STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED DECEMBER 31, 1996


                                                        S & P 500       MONEY           BOND          MANAGED         ASSET
                                                          INDEX         MARKET          INDEX         EQUITY       ALLOCATION
                                                      FUND DIVISION  FUND DIVISION  FUND DIVISION  FUND DIVISION  FUND DIVISION
                                                      -------------  -------------  -------------  -------------  -------------

Investment income<F*>                                 $    --         $  --          $  --         $    --        $    --

Expenses:
  Mortality and expense charge                           (321,470)      (28,783)       (41,660)       (168,639)      (118,459)
                                                      ------------    ----------     ----------    ------------   ------------
      Net investment expense                             (321,470)      (28,783)       (41,660)       (168,639)      (118,459)
                                                      ------------    ----------     ----------    ------------   ------------

Net realized gain on investments:
  Realized gain from distributions                      1,127,958       119,896        307,282       1,937,203        920,965
  Realized gain (loss) on sales                         1,578,755        29,114        (17,263)        599,764        189,726
                                                      ------------    ----------     ----------    ------------   ------------
      Net realized gain on investments                  2,706,713       149,010        290,019       2,536,967      1,110,691
                                                      ------------    ----------     ----------    ------------   ------------

Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
    beginning of year                                   6,038,370       (66,191)       (16,070)        324,550        394,603
  Unrealized gain (loss) on investments, end of year    9,966,392       (61,065)      (180,283)      1,125,441      1,018,101
                                                      ------------    ----------     ----------    ------------   ------------
      Net unrealized gain (loss) on investments         3,928,022         5,126       (164,213)        800,891        623,498
                                                      ------------    ----------     ----------    ------------   ------------

        Net gain on investments                         6,634,735       154,136        125,806       3,337,858      1,734,189
                                                      ------------    ----------     ----------    ------------   ------------

Net increase in net assets resulting
  from operations                                     $ 6,313,265     $ 125,353      $  84,146     $ 3,169,219    $ 1,615,730
                                                      ============    ==========     ==========    ============   ============


<F*>See Note 2C


See accompanying notes to financial statements.





                                               GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                                STATEMENTS OF OPERATIONS (continued)
                                                FOR THE YEAR ENDED DECEMBER 31, 1996


                                                              EQUITY-INCOME              GROWTH              OVERSEAS
                                                              FUND DIVISION           FUND DIVISION        FUND DIVISION
                                                              -------------           -------------        -------------

 Investment  income:
   Dividend income<F*>                                        $    16,847             $    34,575          $    44,123

 Expenses:
   Mortality and expense charge                                  (140,215)               (166,668)             (47,456)
                                                              ------------            ------------         ------------
       Net investment expense                                    (123,368)               (132,093)              (3,333)
                                                              ------------            ------------         ------------

 Net realized gain on investments:
   Realized gain from distributions                               482,956                 873,010               48,535
   Realized gain on sales                                         379,512                 425,154               52,458
                                                              ------------            ------------         ------------
       Net realized gain on investments                           862,468               1,298,164              100,993
                                                              ------------            ------------         ------------

 Net unrealized gain on investments:
   Unrealized gain on investments,
     beginning of year                                          1,755,643               2,095,919              220,826
   Unrealized gain on investments, end of year                  2,775,434               2,921,001              661,302
                                                              ------------            ------------         ------------
       Net unrealized gain on investments                       1,019,791                 825,082              440,476
                                                              ------------            ------------         ------------

         Net gain on investments                                1,882,259               2,123,246              541,469
                                                              ------------            ------------         ------------

 Net increase in net assets resulting
   from operations                                            $ 1,758,891             $ 1,991,153          $   538,136
                                                              ============            ============         ============


<F*>See Note 2C


See accompanying notes to financial statements.

                                               GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                                STATEMENTS OF CHANGES IN NET ASSETS
                                           FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995

                                                     S & P 500                    MONEY                    BOND
                                                       INDEX                     MARKET                    INDEX
                                                   FUND DIVISION              FUND DIVISION            FUND DIVISION
                                             ------------------------    -----------------------  ----------------------
                                                 1996         1995          1996         1995        1996        1995
                                             -----------  -----------    ----------   ----------  ----------  ----------

Operations:
  Net investment expense                    $  (321,470) $  (220,101)   $  (28,783)  $  (22,896) $  (41,660) $  (35,027)
  Net realized gain on investments            2,706,713    1,235,497       149,010      189,243     290,019     191,600
  Net unrealized gain (loss) on investments   3,928,022    5,568,790         5,126      (56,719)   (164,213)    414,318
                                            ------------ ------------   -----------  ----------- ----------- -----------
    Net increase in net assets
     resulting from operations                6,313,265    6,584,186       125,353      109,628      84,146     570,891

Net deposits into (withdrawals from)
  Separate Account                            5,241,770    1,302,367       222,631      169,484      52,563     453,985
                                            ------------ ------------   -----------  ----------- ----------- -----------
  Increase in net assets                     11,555,035    7,886,553       347,984      279,112     136,709   1,024,876

Net assets, beginning of year                26,016,245   18,129,692     2,362,475    2,083,363   4,069,548   3,044,672

Net assets, end of year                     $37,571,280  $26,016,245    $2,710,459   $2,362,475  $4,206,257  $4,069,548
                                            ============ ============   ===========  =========== =========== ===========




                                                     MANAGED                     ASSET
                                                     EQUITY                    ALLOCATION
                                                  FUND DIVISION              FUND DIVISION
                                             -----------------------    -----------------------
                                                1996         1995          1996          1995
                                             ----------   ----------    ----------    ---------
Operations:
  Net investment expense                    $  (168,639) $  (136,599) $  (118,459) $   (90,276)
  Net realized gain (loss) on investments     2,536,967    2,072,763    1,110,691      837,791
  Net unrealized gain (loss) on investments     800,891    2,150,093      623,498    1,428,910
                                            ------------ ------------ ------------ ------------
    Net Increase in net assets
     resulting from operations                3,169,219    4,086,257    1,615,730    2,176,425

Net deposits into (withdrawals from)
  Separate Account                           (1,345,142)    (726,729)   1,536,787     (214,397)
                                            ------------ ------------ ------------ ------------
  Increase in net assets                      1,824,077    3,359,528    3,152,517    1,962,028

Net assets, beginning of year                16,624,613   13,265,085   10,217,411    8,255,383

Net assets, end of year                     $18,448,690  $16,624,613  $13,369,928  $10,217,411
                                            ============ ============ ============ ============




See accompanying notes to financial statements.






                                               GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                          STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                           FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995


                                                   EQUITY-INCOME                 GROWTH                     OVERSEAS
                                                   FUND DIVISION              FUND DIVISION               FUND DIVISION
                                             -------------------------   ------------------------    -----------------------
                                                 1996         1995          1996         1995          1996         1995
                                             -----------  ------------   -----------  -----------    ----------   ----------
Operations:
  Net investment expense                    $  (123,368)  $   107,200   $  (132,093) $   (53,382)   $   (3,333)  $  (21,339)
  Net realized gain (loss) on investments       862,468       301,454     1,298,164       91,695       100,993       17,528
  Net unrealized gain (loss) on investments   1,019,791     1,677,722       825,082    1,951,948       440,476      290,245
                                            ------------  ------------  ------------ ------------   -----------  -----------
    Increase in net assets
     resulting from operations                1,758,891     2,086,376     1,991,153    1,990,261       538,136      286,434

Net deposits into Separate Account            4,820,832     4,455,975     6,088,025    5,381,006     1,249,521      510,609
                                            ------------  ------------  ------------ ------------   -----------  -----------
  Increase in net assets                      6,579,723     6,542,351     8,079,178    7,371,267     1,787,657      797,043

Net assets, beginning of year                10,729,501     4,187,150    12,041,559    4,670,292     3,703,401    2,906,358

Net assets, end of year                     $17,309,224   $10,729,501   $20,120,737  $12,041,559    $5,491,058   $3,703,401
                                            ============  ============  ============ ============   ===========  ===========





See accompanying notes to financial statements.

          GENERAL AMERICAN SEPARATE ACCOUNT TWO
              NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 1996

Note 1 - Organization

General American Life Insurance Company (General American) markets life insurance and health and pension arrangements to the public. General American Separate Account Two (the Separate Account) is a part of General American and is available to tax qualified and non-tax qualified retirement plans for investment purposes in variable annuity contracts. The Separate Account was reorganized as a unit investment trust, registered under the Investment Company Act of 1940, pursuant to a plan of reorganization approved by its contractholders on February 23, 1988. To provide Separate Account contractholders the opportunity to invest in a more diversified mutual fund portfolio, four additional fund divisions were also established on this date. Existing contractholders' units in the Separate Account remained unchanged after the reorganization.

Each Fund Division invests exclusively in shares of a single fund of either General American Capital Company (the Capital Company) or Variable Insurance Products Fund, which are open-end diversified management investment companies. The funds of the General American Capital Company, sponsored by General American, are the S & P 500 Index Fund, Money Market Fund, Bond Index Fund, Managed Equity Fund, and Asset Allocation Fund Divisions. The name of the Bond Index Fund was changed from the Intermediate Bond Fund effective
October 1, 1992. The name change reflected a change in investment policies and objectives of the Fund. The name of the S & P 500 Index Fund was changed from the Equity Index Fund effective May 1, 1994. The funds of the Variable Insurance Products Fund, sponsored by Fidelity Investments, are the Equity-Income, Growth, and the Overseas Fund Divisions. Contractholders have the option of directing their deposits into one or all of these Funds as well as into the general account of General American. The unit values for the Separate Account 88 Series for the above divisions began at $10.00 on May 16, 1988 (date of first deposits into these fund divisions), except for the Managed Equity Fund Division, which began at $10.00 on February 23, 1988; the Equity-Income and Growth Fund Divisions which began at $10.00 on January 6, 1994; and the Overseas Fund Division which began at $10.00 on January 11, 1994.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

          GENERAL AMERICAN SEPARATE ACCOUNT TWO
              NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 1996


A.    Investments

          The Separate Account's investments in the eight Funds are valued daily based on the net asset values of the respective Fund shares held as reported to General American by General American Capital Company and Variable Insurance Products. The specific identification method is used in determining the cost of shares sold on withdrawals by the Separate Account. Share transactions are recorded on the trade date, which is the same as the settlement date.


B.     Federal Income Taxes

          Under current Federal income tax law, the investment income and capital gains from sales of investments of the Separate Account are not taxable. Therefore, no Federal income tax expense has been provided.

C.     Distribution of Income and Realized Capital Gains

          General American Capital Company follows the federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized gains are deemed to be passed through to the Separate Account. As a result, General American Capital Company does not pay any dividends or capital gain distributions. During December of each year, accumulated investment income and capital gains of the underlying Capital Company Fund are allocated to the Separate Account by increasing the cost basis and recognizing a capital gain in the Separate Account. This adjustment has no impact on the net assets of the Separate Account.

          The Variable Insurance Products Funds intends to pay out all of its net investment income and net realized capital gains for each year. Dividends from the funds are distributed at least annually on a per share basis and are recorded on the ex dividend date. Normally, net realized capital gains, if any, are distributed each year for each fund. Such income and capital gain distributions are automatically reinvested in additional shares of the funds.

          GENERAL AMERICAN SEPARATE ACCOUNT TWO
              NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 1996


D.     Use of Estimates

           The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


Note 3 - Policy Charges

General American assumes the mortality and expense risks and provides certain administrative services related to operating the Separate Account, for which the Separate Account is charged a daily rate of .002740% of net assets of each Fund Division of the Separate Account, which equals an annual rate of 1% for those net assets. For contracts issued prior to the date of reorganization and invested in the Managed Equity Fund, daily adjustments to values in the Separate Account are made to offset fully the effect of a
 .10% administrative fee charged to the Managed Equity Fund by General American. Since the Separate Account invests in shares of the Capital Company, as opposed to direct investments in publicly traded common stocks, the Separate Account is not charged an investment advisory fee.

Under Separate Account contractual arrangements, General American is entitled to collect payment for sale charges and annuity taxes. Variable annuity contracts written prior to May 1, 1982 have a front-end sales charge of 4.75% applied to each contribution. Contracts written after April 30, 1982 are subject to a contingent deferred sales charge upon surrender of the contract or partial withdrawal of funds on deposit. The sales charge is 9% during the first contract year, decreasing by 1% per year thereafter; the contingent deferred sales charge is waived in the event of death, disability or annuitization after the fifth contract year. The amount of sales charges, transfer charges, surrender charges and premium taxes for 1996 and 1995 are disclosed in
Note 6.

          GENERAL AMERICAN SEPARATE ACCOUNT TWO
              NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 1996


Note 4 - Purchases and Sales of Capital Company Shares

During the year ended December 31, 1996, purchases including net realized gain and income from distribution and proceeds from sales of General American Capital Company shares were as follows:

               S & P 500         Money                          Managed          Asset
                 Index           Market       Bond Index        Equity         Allocation
                 Fund             Fund           Fund            Fund             Fund
                 ----             ----           ----            ----             ----
Purchases    $10,349,151     $ 4,423,662     $ 1,487,077     $ 3,847,693      $ 3,791,621
             ===========     ===========     ===========     ===========      ===========

Sales        $ 4,257,226     $ 4,071,648     $ 1,158,132     $ 3,421,749      $ 1,408,188
             ===========     ===========     ===========     ===========      ===========


During the year ended December 31, 1996, purchases
(including dividend reinvestment) and proceeds from sales of Variable Insurance Products Fund shares were as follows:

                 Equity-
                 Income          Growth         Overseas
                  Fund            Fund            Fund
                  ----            ----            ----
Purchases     $ 6,693,638     $ 8,415,615     $ 1,838,764
              ===========     ===========     ===========

Sales         $ 1,488,461     $ 1,459,157     $   544,742
              ===========     ===========     ===========

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER  31, 1996


Note 5 - Accumulation Unit Activity

The following is a summary of the accumulation unit activity for the year ended December 31, 1996 and 1995 (in thousands):


                                    S & P 500 INDEX  MONEY MARKET   BOND INDEX           MANAGED EQUITY       ASSET ALLOCATION
                                     FUND DIVISION  FUND DIVISION  FUND DIVISION         FUND DIVISION         FUND DIVISION
                                     -------------  -------------  -------------  --------------------------- ---------------
                                                                                    88 Series       Other
Tax sheltered annuities:              1996   1995    1996   1995    1996   1995    1996   1995   1996   1995    1996   1995
                                     ------ ------  ------ ------  ------ ------  ------ ------ ------ ------ ------- -------

Net deposits                          243    117     197     93      57     32      62     41      11      7     96     59
Net withdrawals                       (92)   (96)   (186)   (80)    (40)   (32)    (37)   (30)    (22)   (31)   (38)   (62)
Outstanding units, beginning of year  657    636     106     93     146    146     215    204     164    188    317    320
                                      ---    ---     ---     --     ---    ---     ---    ---     ---    ---    ---    ---

Outstanding units, end of year        808    657     117    106     163    146     240    215     153    164    375    317
                                      ===    ===     ===    ===     ===    ===     ===    ===     ===    ===    ===    ===


Individually purchased annuities:


Net deposits                          108     57      65     53      16     34      12     19       0      2     50     15
Net withdrawals                       (80)   (25)    (60)   (54)    (31)    (7)    (29)   (12)    (15)    (5)   (40)   (27)
Outstanding units, beginning of year  297    265      57     58      85     58      75     68      17     20    168    180
                                      ---    ---      --     --      --     --      --     --      --     --    ---    ---

Outstanding units, end of year        325    297      62     57      70     85      58     75       2     17    178    168
                                      ===    ===      ==     ==      ==     ==      ==     ==      ==     ==    ===    ===






                     GENERAL AMERICAN SEPARATE ACCOUNT TWO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER  31, 1996


Note 5 - Accumulation Unit Activity (continued)

The following is a summary of the accumulation unit activity for the year ended December 31, 1996 and 1995 (in thousands):




                                             EQUITY-INCOME               GROWTH                OVERSEAS
                                             FUND DIVISION           FUND DIVISION          FUND DIVISION
                                          ------------------      ------------------      ------------------

Tax sheltered annuities:                   1996        1995        1996        1995        1996        1995
                                          ------      ------      ------      ------      ------      ------

Net deposits                               308         274         424         326         139          84
Net withdrawals                            (93)        (37)        (96)        (36)        (59)        (58)
Outstanding units, beginning of year       552         315         646         356         266         240
                                           ---         ---         ---         ---         ---         ---

Outstanding units, end of year             767         552         974         646         346         266
                                           ===         ===         ===         ===         ===         ===



Individually purchased annuities:


Net deposits                               169         136         190         173          44          46
Net withdrawals                            (59)        (11)        (89)        (28)        (14)        (21)
Outstanding units, beginning of year       207          82         261         116          77          52
                                           ---          --         ---         ---          --          --

Outstanding units, end of year             317         207         362         261         107          77
                                           ===         ===         ===         ===         ===          ==


                                               GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                                   NOTES TO FINANCIAL STATEMENTS
                                                         DECEMBER  31, 1996

Note 6 - Summary of Gross and Net Deposits into Separate Account

Deposits into the Separate Account are used to purchase shares in the Capital
Company or Fidelity's Variable Insurance Products Funds. Net deposits represent the amounts available for investment in such shares after the deduction of sales charges, premium taxes, transfer charges, and surrender charges.



                                                 S & P 500 INDEX            MONEY MARKET               BOND INDEX
                                                  FUND DIVISION             FUND DIVISION             FUND DIVISION
                                            ------------------------   ------------------------  -----------------------

Tax sheltered annuities:                       1996          1995         1996          1995        1996         1995
                                            ----------    ----------   ----------    ----------  ----------   ----------

Total gross deposits                      $ 4,801,588    $1,936,671   $1,573,029     $ 936,472   $ 644,473    $ 322,756
Transfers between fund divisions
     and General American                   1,297,472      (506,278)    (977,208)     (351,328)   (123,200)    (182,288)
Surrenders and withdrawals                 (1,612,048)     (847,512)    (442,144)     (399,992)   (212,773)    (139,647)
                                          ------------   -----------  -----------    ----------  ----------   ----------
Total gross deposits, transfers, and
     surrenders between fund divisions      4,487,012       582,881      153,677       185,152     308,500          821

Deductions:
Sales charges and premium taxes                   220            42           25            35           0            0
Transfer charges                                    0             0            0             0           0            0
Surrender charges                              15,859        15,376        2,116         1,994       4,533        1,789
                                          ------------   -----------  -----------    ----------  ----------   ----------
                                               16,079        15,418        2,141         2,029       4,533        1,789
Total deposits into (withdrawals from)
     Seperate Account                     $ 4,470,933    $  567,463   $  151,536     $ 183,123   $ 303,967    $    (968)
                                          ============   ===========  ===========    ==========  ==========   ==========




                                                 S & P 500 INDEX            MONEY MARKET               BOND INDEX
                                                  FUND DIVISION             FUND DIVISION             FUND DIVISION
                                            ------------------------   ------------------------  -----------------------

Individually purchased annuities:              1996          1995         1996          1995        1996         1995
                                            ----------    ----------   ----------    ----------  ----------   ----------

Total gross deposits                      $ 2,175,114    $  943,540   $  218,102     $ 649,767   $ 217,664    $ 222,046
Transfers between fund divisions
     and General American                     624,117        61,700      287,057      (658,693)   (129,113)     281,773
Surrenders and withdrawals                 (2,023,782)     (263,284)    (432,702)       (3,946)   (337,899)     (47,619)
                                          ------------   -----------  -----------    ----------  ----------   ----------
Total gross deposits, transfers, and
     surrenders between fund divisions        775,449       741,956       72,457       (12,872)   (249,348)     456,200

Deductions:
Sales charges and premium taxes                   107           498            0           578          26          123
Transfer charges                                    0             0            0             0           0            0
Surrender charges                               4,505         6,554        1,362           189       2,030        1,124
                                          ------------   -----------  -----------    ----------  ----------   ----------
                                                4,612         7,052        1,362           767       2,056        1,247
Total deposits into (withdrawals from)
     Seperate Account                     $   770,837    $  734,904   $   71,095     $ (13,639)  $(251,404)   $ 454,953
                                          ============   ===========  ===========    ==========  ==========   ==========





                                                               MANAGED EQUITY                        ASSET ALLOCATION
                                                               FUND DIVISION                          FUND DIVISION
                                           ----------------------------------------------------  -----------------------
                                                   88 Series                    Other
Tax sheltered annuities:                      1996           1995         1996          1995        1996         1995
                                           ----------     ----------   ----------   -----------  ----------   ----------

Total gross deposits                       $1,279,028     $ 785,374    $ 353,664   $   169,261  $1,660,566    $ 937,459
Transfers between fund divisions
     and General American                     (39,630)     (220,967)      33,983      (108,544)    163,028     (556,127)
Surrenders and withdrawals                   (524,564)     (293,856)    (996,893)   (1,056,414)   (502,107)    (371,984)
                                           -----------    ----------   ----------  ------------ -----------   ----------
Total gross deposits, transfers, and
     surrenders between fund divisions        714,834       270,551     (609,246)     (995,697)  1,321,487        9,348

Deductions:
Sales charges and premium taxes                    32             0          457           415          38          190
Transfer charges                                    0             0            0             0           0            0
Surrender charges                               5,803         1,520          519         8,990       8,924        8,385
                                           -----------    ----------   ----------  ------------ -----------   ----------
                                                5,835         1,520          976         9,405       8,962        8,575
Total deposits into (withdrawals from)
     Seperate Account                      $  708,999     $ 269,031    $(610,222)  $(1,005,102) $1,312,525    $     773
                                           ===========    ==========   ==========  ============ ===========   ==========


                                                               MANAGED EQUITY                        ASSET ALLOCATION
                                                               FUND DIVISION                          FUND DIVISION
                                           ----------------------------------------------------  -----------------------
                                                   88 Series                    Other
Individually purchased annuities:             1996           1995         1996          1995        1996         1995
                                           ----------     ----------   ----------   -----------  ----------   ----------

Total gross deposits                       $  236,060     $ 217,821    $  10,784   $    13,955  $  771,054    $ 255,198
Transfers between fund divisions
     and General American                    (127,389)       10,366        2,476      (147,835)    101,742     (395,823)
Surrenders and withdrawals                   (635,428)      (65,017)    (926,791)      (18,167)   (647,356)     (71,018)
                                           -----------    ----------   ----------  ------------ -----------   ----------
Total gross deposits, transfers, and
     surrenders between fund divisions       (526,757)      163,170     (913,531)     (152,047)    225,440     (211,643)

Deductions:
Sales charges and premium taxes                   108             0            6           246          15          213
Transfer charges                                    0             0            0            15           0            0
Surrender charges                               3,517             0            0         1,520       1,163        3,314
                                           -----------    ----------   ----------  ------------ -----------   ----------
                                                3,625             0            6         1,781       1,178        3,527
Total deposits into (withdrawals from)
     Seperate Account                      $ (530,382)    $ 163,170    $(913,537)  $  (153,828) $  224,262    $(215,170)
                                           ===========    ==========   ==========  ============ ===========   ==========







                                               GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                                   NOTES TO FINANCIAL STATEMENTS
                                                         DECEMBER  31, 1996

Note 6 - Summary of Gross and Net Deposits into Separate Account, (continued)





                                                 EQUITY-INCOME                 GROWTH                  OVERSEAS
                                                 FUND DIVISION             FUND DIVISION             FUND DIVISION
                                           -------------------------  -------------------------  -----------------------
Tax sheltered annuities:                      1996          1995         1996          1995         1996         1995
                                           -----------   -----------  -----------   -----------  ----------   ----------

Total gross deposits                       $2,826,679    $1,797,268   $4,167,351    $1,922,233   $ 899,345    $ 528,589
Transfers between fund divisions
     and General American                     889,311     1,421,286    1,299,236     1,851,078     263,567     (197,929)
Surrenders and withdrawals                   (526,930)     (291,800)    (802,978)     (187,549)   (239,737)     (81,204)
                                           -----------   -----------  -----------   -----------  ----------   ----------
Total gross deposits, transfers, and
     surrenders between fund divisions      3,189,060     2,926,754    4,663,609     3,585,762     923,175      249,456

Deductions:
Sales charges and premium taxes                    73            70          154            84          37           15
Transfer charges                                    0             0            0             0           0            0
Surrender charges                              11,385         3,695       13,731         3,758       4,239        1,716
                                           -----------   -----------  -----------   -----------  ----------   ----------
                                               11,458         3,765       13,885         3,842       4,276        1,731
Total deposits into
     Seperate Account                      $3,177,602    $2,922,989   $4,649,724    $3,581,920   $ 918,899    $ 247,725
                                           ===========   ===========  ===========   ===========  ==========   ==========



                                                 EQUITY-INCOME                 GROWTH                  OVERSEAS
                                                 FUND DIVISION             FUND DIVISION             FUND DIVISION
                                           -------------------------  -------------------------  -----------------------
Individually purchased annuities:             1996          1995         1996          1995         1996         1995
                                           -----------   -----------  -----------   -----------  ----------   ----------

Total gross deposits                       $1,660,280    $  913,195   $1,675,877    $1,140,731   $ 316,565    $ 180,449
Transfers between fund divisions
     and General American                      68,897       668,950      (33,352)      797,821      69,225      250,118
Surrenders and withdrawals                    (83,837)      (47,017)    (201,305)     (138,019)    (54,297)    (165,926)
                                           -----------   -----------  -----------   -----------  ----------   ----------
Total gross deposits, transfers, and
     surrenders between fund divisions      1,645,340     1,535,128    1,441,220     1,800,533     331,493      264,641

Deductions:
Sales charges and premium taxes                     0           197            0           141           0           62
Transfer charges                                    0             0            0             0           0            0
Surrender charges                               2,110         1,945        2,919         1,306         871        1,695
                                           -----------   -----------  -----------   -----------  ----------   ----------
                                                2,110         2,142        2,919         1,447         871        1,757
Total deposits into
     Seperate Account                      $1,643,230    $1,532,986   $1,438,301    $1,799,086   $ 330,622    $ 262,884
                                           ===========   ===========  ===========   ===========  ==========   ==========


                                            General American Separate Account Two
                                              Financial Highlights Information
                                                      December 31, 1996


                                                                                       Tax Qualified Plan  Non-Tax Qualified Plan
                                                                                       Units outstanding,    Units outstanding,
                                    Accumulation unit value:  Accumulation unit value:    end of period         end of period
                                      Beginning of period<F*>      End of period         (in thousands)        (in thousands)
                                    ------------------------- ------------------------ ------------------  ----------------------

S & P 500 Index Fund Division <F**>
      1996                                    27.27                    33.17                   808                   325
      1995                                    20.12                    27.27                   657                   297
      1994                                    20.09                    20.12                   636                   265
      1993                                    18.48                    20.09                   599                   241
      1992                                    17.37                    18.48                   366                   152
      1991                                    13.47                    17.37                   236                   109
      1990                                    14.15                    13.47                   133                    67
      1989                                    11.01                    14.15                    97                    23
      1988                                    10.00                    11.01                    36                     7

Money Market Fund Division
      1996                                    14.50                    15.14                   117                    62
      1995                                    13.82                    14.50                   106                    57
      1994                                    13.39                    13.82                    93                    58
      1993                                    13.12                    13.39                   115                    73
      1992                                    12.78                    13.12                   181                    85
      1991                                    12.16                    12.78                   179                   101
      1990                                    11.33                    12.16                   188                    79
      1989                                    10.44                    11.33                    28                    15
      1988                                    10.00                    10.44                     6                     5

Bond Index Fund Division <F***>
      1996                                    17.66                    18.01                   163                    70
      1995                                    14.99                    17.66                   146                    85
      1994                                    15.78                    14.99                   146                    58
      1993                                    14.43                    15.78                   161                    61
      1992                                    13.68                    14.43                   116                    48
      1991                                    12.12                    13.68                    50                    67
      1990                                    11.22                    12.12                    33                    58
      1989                                    10.27                    11.22                    22                    17
      1988                                    10.00                    10.27                     5                     2

Managed Equity Fund Division
   Tax Qualified
      1996                                    49.83                    59.73                   153                   N/A
      1995                                    37.68                    49.83                   164                   N/A
      1994                                    39.42                    37.68                   188                   N/A
      1993                                    36.54                    39.42                   210                   N/A
      1992                                    34.56                    36.54                   217                   N/A
      1991                                    27.62                    34.56                   216                   N/A
      1990                                    28.73                    27.62                   192                   N/A
      1989                                    22.11                    28.73                   194                   N/A
      1988                                    21.30                    22.11                   207                   N/A

   Non-Tax Qualified
      1996                                    54.22                    64.99                   N/A                     2
      1995                                    41.00                    54.22                   N/A                    17
      1994                                    42.90                    41.00                   N/A                    20
      1993                                    39.76                    42.90                   N/A                    24
      1992                                    37.61                    39.76                   N/A                    25
      1991                                    30.05                    37.61                   N/A                    25
      1990                                    31.27                    30.05                   N/A                    25
      1989                                    24.06                    31.27                   N/A                    25
      1988                                    23.18                    24.06                   N/A                    26

    88 Series
      1996                                    25.84                    30.94                   240                    58
      1995                                    19.56                    25.84                   215                    75
      1994                                    20.48                    19.56                   204                    68
      1993                                    19.00                    20.48                   197                    56
      1992                                    17.99                    19.00                   158                    40
      1991                                    14.39                    17.99                   101                    27
      1990                                    14.99                    14.39                    56                    20
      1989                                    11.54                    14.99                    21                     7
      1988                                    10.83                    11.54                     6                     0

Asset Allocation Fund Division
      1996                                    21.08                    24.14                   375                   178
      1995                                    16.52                    21.08                   317                   168
      1994                                    17.37                    16.52                   320                   180
      1993                                    16.01                    17.37                   332                   166
      1992                                    15.16                    16.01                   223                   119
      1991                                    12.78                    15.16                   140                    66
      1990                                    12.60                    12.78                    94                    35
      1989                                    10.61                    12.60                    33                    16
      1988                                    10.00                    10.61                     9                     4

Equity-Income Fund Division
      1996                                    14.12                    15.98                   767                   317
      1995                                    10.55                    14.12                   552                   207
      1994                                    10.00                    10.55                   315                    82

Growth Fund Division
      1996                                    13.27                    15.07                   974                   362
      1995                                     9.90                    13.27                   646                   261
      1994                                    10.00                     9.90                   356                   116

Overseas Fund Division
      1996                                    10.80                    12.11                   346                   107
      1995                                     9.95                    10.80                   266                    77
      1994                                    10.00                     9.95                   240                    52


<F*>   At the date of first deposits into Separate Account on May 16, 1988, except for the Managed Equity Fund, which began on February 24, 1988; the Equity Fund and the Growth Fund which began on January 6, 1994; and the Overseas Fund which began on January 11, 1994.
<F**>  The name of the S&P 500 Index Fund was changed from the Equity Fund effective May 1, 1994.
<F***> The name of the Bond Index Fund was changed from the Intermediate Bond
       Fund effective October 1,1992. The name change reflects a change in investment policies and objectives of the Fund.

       See accompanying independent auditors report.

                                          GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                                SCHEDULE OF INVESTMENTS
                                                   DECEMBER 31, 1996

                                                                       No. of Shares            Market Value
                                                                      ---------------          --------------

S&P 500 Index Fund
     General American Capital Company <F*>                                 1,268,281            $ 37,623,934

Money Market Fund
     General American Capital Company <F*>                                   157,305            $  2,712,399

Bond Index Fund
     General American Capital Company <F*>                                   197,612            $  4,191,933

Managed Equity Fund
     General American Capital Company <F*>                                   729,650            $ 18,464,706

Asset Allocation Fund
     General American Capital Company <F*>                                   499,332            $ 13,399,141

Equity-Income Fund
     Variable Insurance Products Fund                                        821,516            $ 17,276,490

Growth Fund
     Variable Insurance Products Fund                                        648,275            $ 20,187,291

Overseas Fund
     Variable Insurance Products Fund                                        291,196            $  5,486,131


<F*> These funds use consent dividending.  See Note 2C.


See accompanying independent auditors report.


LEGAL COUNSEL

          Stephen E. Roth
          Sutherland, Asbill & Brennan, Washington, D.C.

INDEPENDENT AUDITORS

          KPMG PEAT MARWICK LLP

If distributed to prospective investors, this report must be preceded or accompanied by a current prospectus.

The prospectus is incomplete without reference to the financial data contained in the annual report.

PART C
                               OTHER INFORMATION

Item 24.    Financial statements and Exhibits

            (a)   Financial Statements
            All required financial statements are included in Part B of this Registration Statement.
            (b)   Exhibits

(1)   Resolutions of the Board of Directors of General
      American Life Insurance Company ("General American")
      authorizing establishment of the Separate Account<F1>
(2)   Not Applicable
(3)   (a)   Form of Distribution Agreement<F4>
      (b)   Form of Selling Agreement<F2>

(4)   (a)   Form of tax sheltered group variable
      annuity contact (No. V82-300)<F12>
      (b)   Form of tax sheltered individual
      variable annuity certificate (No. V82-301)<F3>
      (c)   Form of variable annuity (tax
      qualified)(No. V82-400)<F12>
      (d)   Form of individual variable annuity
      (non-tax qualified)(No. 10013)<F12>
      (e)   Form of individual variable annuity (tax
      qualified)(No. 10014)<F12>
      (f)   Form of tax sheltered group variable
      annuity contract (No. 10015)<F12>
      (g)   Form of tax sheltered group variable
      annuity certificate (No. 10016)<F12>
      (h)   Endorsement related to the reorganization of
      Separate Account<F11>
      (i)   Form of endorsement relating to
      requirements of Section 408(b) (IRA's)
      Internal Revenue Code IRC (No. 1096900)<F11>
      (j)   Form of endorsement allowing other Fund
      sponsors (No. 1098900)<F11>
      (k)   Form of endorsement relating tax
      sheltered annuities, Section 403(b) IRC (No. 1098600)
      (l)   Form of endorsement relating to tax
      sheltered annuities with employer
      contribution (No. 1098800)<F11>
      (m)   Form of endorsement relating to the
      Unemployment Compensation Amendments
      (No. 1 E6)<F11>
(5)   Form of application<F7><F11>
(6)   (a)   Certificate of Incorporation of General
      American<F1>
      (b)   By-laws of General American<F12>

(7)   Not applicable
(8)   Not applicable
(9)   Opinion and Consent of Counsel<F6>
(10) Consent of Independent Accountants with financial statements
(11)  No financial statements are omitted from item 23
(12)  Not applicable
(13)  Not applicable
(14) Copies of manually signed powers of attorney for General American Life Insurance Company directors August A. Busch, III, William E. Cornelius, John C. Danforth<F10>, Bernard A. Edison, Richard A. Liddy, William E. Maritz, Craig D. Schnuck<F9>, William P. Stiritz, Andrew C. Taylor<F8>, H. Edwin Trusheim, Robert L. Virgil, Jr., Virginia V. Weldon, and Ted C. Wetterau<F4>.



[FN]
----------------
<F1>  Incorporated by reference to initial registration
      statement, File No. 2-39272
<F2>  Incorporated by reference to Pre-Effective Amendment
      No. 1 to registration statement of General American Separate Account Eleven, File No. 33-10146
<F3>  Incorporated by reference to initial registration
      statement of the Separate Account and General American Capital Company, File No. 33-15347
<F4>  Incorporated by reference to Post-Effective Amendments
      No. 29 and 34 to this Registration Statement
<F5>  Incorporated by reference to Pre-Effective Amendment
      No. 2 to this Registration Statement
<F6>  Incorporated by reference to Post-Effective Amendment
      No. 31 to this Registration Statement
<F7>  Incorporated by reference to Post-Effective Amendment
      No. 33 to this Registration Statement
<F8>  Incorporated by reference to Post-Effective Amendment
      No. 37 to this Registration Statement
<F9>  Incorporated by reference to Post-Effective Amendment
      No. 39 to this Registration Statement
<F10> Incorporated by reference to Post-Effective Amendment
      No. 40 to this Registration Statement

<F11> Incorporated by reference to Post-Effective Amendment
      No. 41 to this Registration Statement
<F12> Filed herewith


                                   C-1a

Item 25.  Directors and Officers of the Depositor


Officer's Name and Principal                Positions and Offices
     Business Address<F*>                       with Depositor
Robert J. Banstetter, Sr.                 Vice President, General
700 Market Street                         Counsel & Secretary, Feb.
St. Louis, MO  63101                      1991 to present.  Vice President
                                          and General Counsel, Jan. 1983 -
                                          Feb. 1991.

John W. Barber                            Vice President and Controller, Dec.
                                          1984 to present.

E. Thomas Hughes                          Corporate Actuary and
700 Market Street                         Treasurer, Oct. 1994 to
St. Louis, MO  63101                      present.  Formerly Executive Vice
                                          President - Group Pensions, March
                                          1990 - Oct. 1994.

Richard A. Liddy                          Chairman, President, and
700 Market Street                         Chief Executive Officer,
St. Louis, MO  63101                      Jan. 1995 to present.  Formerly,
                                          President and Chief Executive
                                          Officer, May 1992 - Jan.
                                          1995.  President and Chief
                                          Operating Officer, May 1988 -
                                          May 1992.

Leonard M. Rubenstein                     Chairman and Chief Executive
700 Market Street                         Officer, Conning Corporation,
St. Louis, MO  63101                      January 1997 to present. Formerly
                                          Executive Vice President - Investments,
                                          Oct. 1994 to January 1997, and
                                          Executive Vice President - Investments
                                          & Treasurer, Securities, Feb. 1991 -
                                          Dec. 1994.

Warren J. Winer                           Executive Vice President-Group Life
                                          & Health, Aug. 1995 to
                                          present.  Formerly Managing
                                          Director for William M.
                                          Mercer, Inc. July 1993 to
                                          Aug. 1995 and President
                                          and Chief Operating Officer,
                                          W.F. Corroon, 1986 - July
                                          1993.

Bernard H. Wolzenski                      Executive Vice President-
                                          Individual, Oct. 1991 to
                                          present.  Formerly Vice
                                          President, Individual Life
                                          Products, May 1986 - Oct.
                                          1991.

                                   C-2



Officer's Name and Principal                Positions and Offices
     Business Address<F*>                       with Depositor
A. Greig Woodring                         President  and Chief
660 Mason Ridge Center Drive              Executive Officer,
St. Louis, MO  63141                      Reinsurance Group of America, Dec.
                                          1992 to present.  Executive
                                          Vice President Reinsurance,
                                          Mar. 1990 to Dec. 1992.

Richard A. Liddy, listed as a Principal Officer, is also a Director of the Company.

--------------

<F*> The principal business address of each person listed is General
American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128, unless otherwise indicated.

                                          Positions and Offices
Directors                                    with Depositor
August A. Busch III                             Director
Anheuser-Busch Companies, Inc.
One Busch Place
St. Louis, Missouri 63118

William E. Cornelius                            Director
Union Electric Company
1901 Chouteau Street
St. Louis, MO  63103

John C. Danforth                                Director
Bryan Cave
One Metropolitan Square, Suite 3600
St. Louis, Missouri 63102

Bernard A. Edison                               Director
Edison Brothers Stores, Inc.
P.O. Box 14020
St. Louis, Missouri 63178

William E. Maritz                               Director
Maritz, Inc.
1375 North Highway Drive
Fenton, Missouri 63099

Craig D. Schnuck                                Director
Schnuck Markets, Inc.
11420 Lackland Road
P.O. Box 46928
St. Louis, Missouri 63146

William P. Stiritz                              Director
Ralston Purina Company
Checkerboard Square
St. Louis, Missouri 63164

Andrew C. Taylor                                Director
Enterprise Rent-A-Car
600 Corporate Park Drive
St. Louis, Missouri 63105

                                   C-4




                                          Positions and Offices
Directors                                    with Depositor
H. Edwin Trusheim                               Director
General American Life Insurance Company
700 Market Street
St. Louis, Missouri 63101

Robert L. Virgil                                Director
Edward Jones and Company
12555 Manchester Road
St. Louis, Missouri 63131-3729

Virginia V. Weldon, M.D.                        Director
Monsanto Company
800 North Lindbergh Boulevard
St. Louis, Missouri 63167

Ted C. Wetterau                                 Director
Wetterau Associates
7000 Bonhomme, Suite 750
St. Louis, Missouri 63105


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

The Depositor, General American Life Insurance Company ("General
American"), controls the companies named on the following pages:


General American Life Insurance Company: a life insurance company selling life and health insurance and pensions. Principal place of business: St. Louis, Missouri.

      Cova Corporation: wholly-owned subsidiary formed to own the Xerox Life companies. Principal place of business: St. Louis, Missouri.

            Cova Financial Services Life Insurance Company: wholly-owned by Cova Corporation, engaged in the business of selling annuities and life insurance. Principal place of business: Oakbrook, Illinois.

            First Cova Life Insurance Company: wholly-owned by Cova Financial Services Life Insurance Company, engaged in the sale of life insurance in New York. Principal place of business:
            New York, New York.

            Cova Financial Life Insurance Company: wholly-owned by Cova Financial Services Life Insurance Company, engaged in the sale of life insurance and annuities. Principal place of business:
            Oakbrook, Illinois.

      Cova Life Management Company: wholly-owned by Cova Corporation. Employer of the individuals operating the Cova companies.
      Principal place of business:  Oakbrook, Illinois.

            Cova Investment Advisory Corporation: wholly-owned by Cova Life Management Company. Intended to provide investment advice to Cova Life insureds and annuity owners. Principal place of business: Oakbrook, Illinois.

            Cova Investment Allocation Corporation:
            wholly-owned by Cova Life Management Company. Intended to provide advice on allocation of premiums to Cova Life insureds and annuity owners. Principal place of business: Oakbrook, Illinois.

            Cova Life Sales Company: wholly-owned by Cova Life Management Company. Broker-dealer established to supervise sales of Cova Life contracts. Principal place of business: Oakbrook, Illinois

General Life Insurance Company of America: wholly-owned subsidiary, domiciled in Illinois, engaged in the business of selling life insurance and annuities. Principal place of business: Edwardsville, Illinois.

General Life Insurance Company (fka National American Life Insurance Company of Texas): wholly-owned subsidiary, domiciled in Texas, engaged in the business of selling life insurance and annuities. Principal place of business:
Edwardsville, Illinois.

     Paragon Life Insurance Company: wholly-owned subsidiary engaged in employer sponsored sales of life insurance. Principal place of business: St. Louis, Missouri.

     Equity Intermediary Company: wholly-owned subsidiary holding company formed to own stock in subsidiaries.
     Principal place of business:  St. Louis, Missouri.

          Reinsurance Group of America, Incorporated:
          subsidiary, of which approximately 64% is owned by Equity Intermediary and the balance by the public.
          Principal place of business:  St. Louis, Missouri.

               RGA Sudamerica S.A.: Chilean subsidiary, of which all but one share is owned by RGA and one share is owned by RGA Reinsurance Company (fka Saint Louis Reinsurance Company), existing to hold Chilean reinsurance operations. Principal place of business:
               Santiago, Chile.

                    BHIF America Sequros de Vida S.A.:
                    Chilean subsidiary, of which 50% is
                    owned by RGA Sudamerica S.A. and 50% is
                    owned by Chilean interests, engaged in
                    business as a life/annuity insurer.
                    Principal place of business:  Santiago,
                    Chile

                    RGA Reinsurance Company Chile S.A.:
                    100% owned by RGA, engaged in business
                    of reinsuring life and annuity business
                    of BHIF America.  Principal place of
                    business:  Santiago, Chile.

               Manantial Sequros de Vida S.A.: Argentinean subsidiary 100% owned by RGA, engaged in business as a life, annuity, disability and survivorship insurer. Principal place of business: Buenos Aires, Argentina.

               RGA Reinsurance Company (formerly Saint Louis
               Reinsurance Company):  subsidiary of
               Reinsurance Group of America engaged in the reinsurance business. Principal place of business: St. Louis, Missouri.

                    Fairfield Management Group, Inc. (fka
                    Great Rivers Holding Company):  51%
                    owned subsidiary of RGA Reinsurance
                    Company (fka Saint Louis Reinsurance
                    Company) and 49% is owned by management.
                    Principal place of business: St. Louis, Missouri.

                         Reinsurance Partners, Inc. (fka
                         Adrian Baker Reinsurance
                         Intermediaries, Inc.):  wholly-
                         owned subsidiary of Fairfield
                         Management Group, Inc., engaged in
                         business as a reinsurance brokerage
                         company. Principal place of
                         business:  St. Louis, Missouri.

                         Great Rivers Reinsurance
                         Management, Inc.:  wholly-owned
                         subsidiary of Fairfield Management
                         Group, Inc., acting as a
                         reinsurance manager. Principal
                         place of business:  St. Louis,
                         Missouri.

                         RGA (U.K.) Underwriting Agency
                         Limited:  80% owned by Fairfield
                         Management Group, Inc.  Principal
                         place of business:  London,
                         England.

               RGA Reinsurance Company (Barbados) Ltd.:
               subsidiary of Reinsurance Group of America, Incorporated formed to engage in the exempt insurance business. Principal place of business: Barbados, West Indies.

                    RGA/Swiss Financial Group, L.L.C.:  40%
                    owned subsidiary formed to market and
                    manage financial reinsurance business to be assumed by RGA Reinsurance Company. Principal place of business: St. Louis, Missouri.

               G.A. Canadian Holdings, Ltd.:  a New
               Brunswick corporation wholly-owned by
               Reinsurance Group of America, existing to hold Canadian reinsurance operations.
               Principal place of business:  Montreal,
               Canada.

                    RGA Canada Management Company, Ltd.:  a
                    New Brunswick corporation wholly-owned
                    by G.A. Canadian Holdings, existing to
                    accommodate Canadian investors.
                    Principal place of business:  Montreal,
                    Canada.

                         RGA Life Reinsurance Company of
                         Canada:  wholly-owned by RGA Canada
                         Management Company, Ltd.  Principal
                         place of business:  Montreal,
                         Canada.

          RGA Holdings Limited: holding company formed in the United Kingdom to own two operating companies:
          RGA Managing Agency Limited and RGA Capital
          Limited. Principal place of business: London, England.

               RGA Managing Agency Limited: company has applied to Lloyd's of London for registration as a managing agent or underwriter. Principal place of business: London, England.

               RGA Capital Limited: company has applied to Lloyd's of London for admission as the sole corporate member of a new Lloyd's syndicate which will underwrite accident and health business. Principal place of business:
               London, England.

          RGA Reinsurance Company (Bermuda) Ltd.:
          subsidiary formed to reinsure the foreign
          (international) and domestic (U.S.) business of affiliated and non-affiliated companies.
          Principal place of business:  Bermuda (Hamilton).

          RGA Australian Holdings Pty Limited: holding company formed to own RGA Reinsurance Company of Australia Limited. Principal place of business:
          Sydney, Australia.

               RGA Reinsurance Company of Australia Limited:
               formed to reinsure the life, health and
               accident business of non-affiliated
               Australian insurance companies. Principal place of business: Sydney, Australia.

     Security Equity Life Insurance Company: wholly-owned subsidiary, domiciled in New York, engaged in the business of selling life insurance and annuities.
     Principal place of business: Principal place of business: Armonk, New York.

     General American Holding Company: wholly-owned subsidiary owning non-insurance subsidiaries. Principal place of business: St. Louis, Missouri.

          Conning Corporation: wholly-owned, second-tier subsidiary formed to own Conning, Inc. Principal place of business: St. Louis, Missouri.

               Conning, Inc.: a holding company organized under Delaware law. Principal place of business: Hartford, Connecticut.

                    Conning & Company:  a Connecticut
                    corporation engaged in providing asset
                    management and investment advisory
                    services as well as insurance research
                    services.  Principal place of business:
                    Hartford, Connecticut

                         Conning Asset Management Company:
                         a Missouri corporation engaged in
                         providing investment advice.
                         Principal place of business:  St.
                         Louis, Missouri.

          Consultec, Inc.: wholly-owned, second-tier subsidiary engaged in providing data processing services for government entities. Principal place of business: Atlanta, Georgia.

          Genelco Incorporated: wholly-owned, second-tier subsidiary engaged in the sale of computer software and in providing third party administrative services. Principal place of business: St. Louis, Missouri.

               International Underwriting Services,
               Incorporated:  88.3% owned by Genelco.
               Provides third party underwriting services to insurance companies. Principal place of business: Barrington, Illinois.

               Genelco de Mexico:  99% owned by Genelco
               Incorporated, engaged in licensing of Genelco software products in Latin America.
               Principal place of business: Mexico City, Mexico.

               Genelco Software, S.A.:  99% owned by Genelco
               Incorporated, engaged in licensing of Genelco software products in Spain. Principal place of business: Madrid, Spain.

          Red Oak Realty Company: wholly-owned, second-tier subsidiary formed for the purpose of investing in and operating real estate. Principal place of business: St. Louis, Missouri.

          GenMark Incorporated: wholly-owned, second-tier subsidiary company acting as distribution company.
          Principal place of business:  St. Louis, Missouri.

               Walnut Street Securities, Inc.: wholly-owned, third-tier subsidiary engaged in the process of selling variable life insurance and variable annuities and other securities.
               Principal place of business: St. Louis, Missouri.

                    Walnut Street Advisers, Inc.:  wholly-
                    owned subsidiary of Walnut Street
                    Securities engaged in the business of
                    giving investment advice. Principal
                    place of business:  St. Louis, Missouri.

                    WSS Insurance Agencies (Massachusetts,
                    Ohio, Texas), Inc.:  formed to act as
                    insurance agencies.

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

               Stan Mintz Associates, Inc.: wholly-owned subsidiary purchased to maintain a significant marketing presence in the
               Madison, Wisconsin area upon the retirement of General Agent Stan Mintz. Principal place of business: Madison, Wisconsin.

          White Oak Royalty Company: wholly-owned, second-tier subsidiary formed to own mineral interests.
          Principal place of business:  St. Louis, Missouri.

Mutual funds associated with General American Life Insurance
Company:

     General American Capital Company

     The Walnut Street Funds, Inc.

Item 27.  Number of Contract Owners

As of 31 March 1997 there were:

Title of Class           Number of Owners of Record

Qualified                          7,013
Non-Qualified                      1,281


Item 28.  Indemnification

Section 351.355 of the Missouri General and Business Corporation Law, in brief, allows a corporation to indemnify any person who is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action if he acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation. Where any person was or is a party or is threatened to be made a party in an action or suit by or in the right of the corporation to procure a judgment in its favor, indemnification may not be paid where such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation, unless a court determines that the person is fairly and reasonably entitled to indemnity. A corporation has the power to give any further indemnity, to any person who is or was a director, officer, employee or agent, provided for in the articles of incorporation or as authorized by any by-law which has been adopted by vote of the shareholders, provided that no such indemnity shall indemnify any person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct.

In accordance with Missouri law, General Americans Board of
Directors, at its meeting on 19 November 1987 and the policyholders of General American at the annual meeting held on 26 January 1988 adopted the following resolutions:

"BE IT RESOLVED THAT

     1. The company shall indemnify any person who is or was a director, officer, or employee of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any and all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement, actually and reasonably incurred by him or her in connection with any civil, criminal, administrative or investigative action, proceeding or claim (including an action by or in the right of the company) by reason of the fact that he or she was serving in such capacity if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; provided that such person's conduct is not finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.


     2. The indemnification provided herein shall not be deemed exclusive of any other rights to which a director, officer, or employee may be entitled under any agreement, vote of policyholders or disinterested directors, or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, or employee and shall inure to the benefit of the heirs, executors and administrators of such a person."


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) Walnut Street Securities, Inc., serves as the principal underwriter for the variable annuity contracts funded by Separate Account Two. Walnut Street Securities also serves as the principal underwriter for variable life insurance policies funded by Separate Account Eleven of General American.

          (b)  Directors and Officers


     Name and Principal Business   Positions and Offices
               Address<F*>            with Underwriter
     Officers
     Richard J. Miller             President, Chief
                                   Executive Officer
     Nancy L. Gucwa                Chief Operating Officer
     Milton F. Svetanics, Jr.      Vice President,
                                   Secretary, and General
                                   Counsel
     Don P. Wuller                 Senior Vice President,
                                   Administration
     Steven D. Anderson            Vice President & Chief
                                   Financial Officer
     Stephen E. Abbey              Vice President,
                                   Compliance
     E. Thomas Hughes, Jr.         Treasurer

     Directors

     Dona L. Barber                Director
     Nancy L. Gucwa                Director
     Matthew P. McCauley           Director
     Richard J. Miller             Director
     Michael N. Nicholson          Director
     Milton F. Svetanics, Jr.      Director
     Bernard H. Wolzenski          Director

<F*> Messrs. Hughes, McCauley, and Svetanics are at 700 Market
Street, St. Louis, Missouri 63101.  Mr. Wolzenski is at
13045 Tesson Ferry Road, St. Louis, Missouri 63128.  Messrs.
Abbey, Anderson, Miller, T.C. Nicholson, Nicholson, Wuller and Ms. Gucwa are at 670 Mason Ridge Center Drive, St.
Louis, Missouri 63141.

          (c)  Principal Underwriter
               Walnut Street Securities

               1996 Brokerage Commission    1996 Compensation
               $1,086,240.57                $1,086,240.57

Item 30.  Location of Accounts and Records

All accounts and records required to be maintained by
Section 31(a) of the 1940 Act and the rules under it are maintained by General American at its administrative offices, 13045 Tesson Ferry Road, St. Louis, Missouri 63128.

Item 31.  Management Services

All management contracts are discussed in Part A or Part B.


Item 32.  Undertakings and Representations

(a) Registrant undertakes that it will file post-effective amendments to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.


(b) Registrant undertakes to include, as part of the application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to General American at the address or phone number listed in the prospectus.

(d) Registrant represents that it is relying upon a "no-action" letter (No. P-6-88) issued to the American Council of Life Insurance concerning the conflict between the redeemability requirements of sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by section 403(b)(11) of the Internal Revenue Code. Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before the contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.


(e) General American, of which Registrant forms a part, hereby represents that the fees and charges deducted under the terms of the Contracts are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected, and the risks assumed by General American.

                          SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, General American Separate Account Two certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of St. Louis, State of Missouri, on the 11th day of April, 1997.


                              GENERAL AMERICAN SEPARATE
                              ACCOUNT TWO (REGISTRANT)

(Seal)                        By:  GENERAL AMERICAN LIFE
                                   INSURANCE COMPANY (for
                                   Registrant and as
                                   Depositor)


Attest:                            By:
       ----------------------         -----------------------
Robert J. Banstetter, Sr.          Richard A. Liddy
Secretary                          Chairman, President, and
                                   Chief Executive Officer
                                   General American Life
                                   Insurance Company

As required by the Securities Act of 1933 and the Investment
Company Act of 1940, this amended Registration Statement has been signed below by the following persons in their capacities with General American Life Insurance Company and on the dates indicated.


Signature                Title                               Date
----------------------
Richard A. Liddy         Chairman, President, and            4/11/97
                         Chief Executive Officer
                         (Principal Executive Officer)


----------------------
John W. Barber           Vice President and Controller       4/11/97
                         (Principal Accounting Officer and
                         Principal Financial Officer)

<F*>
August A. Busch, III     Director

<F*>
William E. Cornelius     Director

<F*>
John C. Danforth         Director

<F*>
Bernard A. Edison        Director

----------------------
Richard A. Liddy         Director                            4/11/97

<F*>
William E. Maritz        Director

<F*>
Craig D. Schnuck         Director

<F*>
William P. Stiritz       Director

                                   C-18




Signature                Title                               Date

<F*>
Andrew C. Taylor         Director

<F*>
H. Edwin Trusheim        Director

<F*>
Robert L. Virgil, Jr.    Director

<F*>
Virginia V. Weldon       Director

<F*>
Ted C. Wetterau          Director


<F*>By                                                       4/4/97
       ---------------------
        Matthew P. McCauley

<F*>  Original powers of attorney authorizing Matthew P.
McCauley to sign the registration statement and amendments thereto on behalf of the Directors of General American Life
Insurance Company have been filed previously.

The Board of Directors
General American Life Insurance Company



We consent to the use of our reports included herein on General American Life Insurance Company and on General
American Separate Account Two and to the reference of our firm under the heading "Financial Statements" in the Registration Statement and Prospectus for General American
Separate Account Two. Our report on the consolidated financial statements of General American Life Insurance Company and subsidiaries refers to the adoption of Statement of Financial Accounting Standards
No. 120, Accounting and Reporting by Mutual Life Insurance
Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts in 1996.



                              KPMG Peat Marwick LLP





St. Louis, Missouri

23 April 1997


                                   C-20